UNITED STATES.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Report to Stockholders

December 31, 2022

SEMI ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	(Unaudited)

Six Months Ended December 31, 2022

The investment objective for our tax-exempt municipal bond funds is to provide a steady stream of tax-free income derived from state-specific municipal securities without incurring undue risk to principal. Similarly, the investment objectives for our government bond fund and taxable municipal bond fund are to provide a steady stream of taxable income derived from securities of the U.S. Government and its agencies and taxable municipal bonds, respectively, without incurring undue risk to principal. We do not try to anticipate market direction; instead, we attempt to buy high quality investment grade bonds at the best possible prices and yields and hold them in down markets as well as up markets.

Factors that may influence the performance of a state-specific tax-exempt municipal bond fund or a taxable municipal bond fund include, but are not limited to, movements in interest rates, a downgrade or upgrade of credit ratings assigned to bonds issued by state or local governments, changes in the credit ratings assigned to bond insurers, downturns or upturns in the specific economies of a given state, the rate at which bonds are called, and the rate at which revenues used to pay debt service on issued bonds are received by state and local governments. Similarly, the performance of a government bond fund may be influenced by several factors including, but not limited to, movements in interest rates, prevailing conditions in the U.S. Government securities markets, changes in an issuer’s financial strength, changes in the credit rating assigned to an obligation, and the rate at which bonds are called.

During the six-month period ended December 31, 2022 (the “Reporting Period”), the economy grew at a solid pace. Real gross domestic product (“GDP”) increased at an annual rate of 3.2 percent in the third quarter following two consecutive quarters of negative growth during the first two quarters of the year. The economy continued to show signs of resiliency towards the end of the year with real GDP increasing at a 2.9 percent annual rate (advance estimate) in the fourth quarter. The pickup in economic growth was fueled primarily by increases in exports, consumer spending, state and local government spending, and federal government spending.

Labor market conditions remained relatively tight during the Reporting Period. The seasonally adjusted national unemployment rate was 3.5 percent in December. The labor force participation rate was stood at 62.3 percent in December. Wage growth remained elevated with average hourly earnings increasing at a 4.6 percent annual rate in December.

Key measures of inflation remained elevated above the Federal Reserve’s (the “Fed”) 2 percent inflation target but showed signs of improvement. The headline Consumer Price Index (“CPI”) increased at an annual rate of 6.5 percent in December. The core CPI (which excludes food and energy costs) increased at an annual rate of 5.7 percent in December. The Fed’s preferred inflation gauge, the core Personal Consumption Expenditure Index, increased at an annual rate of 4.4 percent in December. Core goods inflation declined slightly which was helped by improvements in global supply chains. However, prices for services, which make up two-thirds of consumer spending, trended slightly higher during the Reporting Period.

In response to persistently elevated inflation levels, the Federal Open Market Committee (FOMC) raised the fed funds target rate at each of its four scheduled meetings. The fed funds target rate ended the year at 4.25 – 4.50 percent. In its December meeting statement, the FOMC indicated that ongoing increases in the fed funds target range would be appropriate in order to attain a stance of monetary policy that is sufficiently restrictive to return inflation to 2 percent over time.

Tax-exempt yields on both the short and long ends of the yield curve moved higher during the Reporting Period with benchmark 5-year and 30-year AAA-rated tax-exempt yields increasing by 30 and 40 basis points, respectively. On the other hand, yields in the intermediate portion of the curve declined slightly with benchmark 10-year AAA-rated tax-exempt yields declining by 9 basis points. With a few exceptions, longer-dated bonds underperformed shorter-dated bonds, and higher-rated bonds outperformed lower-rated bonds during the Reporting Period.

Credit quality in the investment grade municipal bond market has remained very strong. State and local fiscal conditions remain very strong in fiscal 2023 following record-breaking increases in general fund revenue collections in fiscal 2021 and spending in fiscal 2022. State and local tax revenues have soared as nominal profits and incomes have risen. According to data compiled by the National Association of State Budget Officers, state spending grew by 18.3 percent in fiscal 2022 and is expected to increase approximately 6.7 percent in fiscal 2023. State rainy day reserve funds reached new highs in fiscal 2022 and are projected to increase further in fiscal 2023.

Investment grade municipal bonds provided modest positive returns during the Reporting Period. The Bloomberg Municipal Bond Index (“Muni Index”) provided a total return (which includes prices changes plus interest) of 0.50 percent for the six-month period ended December 31, 2022. Taxable municipal bonds underperformed tax-exempt bonds during the Reporting Period. The

i

Bloomberg Taxable Municipal Bond Index (“Taxable Muni Index”) provided a total return of -4.82 percent, whereas the Bloomberg U.S. Intermediate Government Bond Index (“Intermediate Government Bond Index”) provided a total return of -2.07 percent.

A discussion of the performance of each of our funds for the six-month period ended December 31, 2022, follows:

The Kentucky Tax-Free Income Series provided a total return of 0.45 percent during the period under review. The Kentucky Tax-Free Short-to-Medium Series provided a total return of 0.27 percent. Both the Kentucky Tax-Free Income Series and Kentucky Tax-Free Short-to-Medium Series performed in line with the Muni Index when taking into consideration that an index does not reflect any operating expenses or transaction costs.

The Tennessee Tax-Free Income Series provided a total return of 0.13 percent during the period under review. The Tennessee Tax-Free Short-to-Medium Series provided a total return of -0.09 percent. Both the Tennessee Tax-Free Income Series and the Tennessee Tax-Free Short-to-Medium Series performed in line with the Muni Index when taking into consideration that an index does not reflect any operating expenses or transaction costs.

The North Carolina Tax-Free Income Series provided a total return of 0.06 percent during the period under review. The North Carolina Tax-Free Short-to-Medium Series provided a total return of -0.02 percent. Both the North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series performed in line with the Muni Index when taking into consideration that an index does not reflect any operating expenses or transaction costs.

The Alabama Tax-Free Income Series provided a total a total return of -0.40 percent during the period under review. The Alabama Tax-Free Income Series had a slightly longer nominal maturity than the Muni Index (14.85 v. 12.96 years) which led to its underperformance during the Reporting Period.

The Mississippi Tax-Free Income Series provided a total return of -0.25 percent during the period under review. The Mississippi Tax-Free Income Series experienced higher than normal redemption activity during the last six months of the year. This required the fund to sell bonds in a down market which led to its underperformance during the Reporting Period.

The Intermediate Government Bond Series provided a total return of -0.82 percent which outperformed the Intermediate Government Bond Index during the period under review. The Intermediate Government Bond Series had a shorter duration than the Intermediate Government Bond Index (2.34 v 3.73 years) which led to its outperformance during the Reporting Period.

The Taxable Municipal Bond Series provided a total return of -7.27 percent during the during the period under review. Both the duration and nominal maturity of the Taxable Municipal Bond Series (9.88 and 19.06 years, respectively) were longer than the Taxable Muni Index (8.22 and 14.74 years, respectively) which led to its underperformance during the Reporting Period.

Thank you for investing with Dupree Mutual Funds.

Total returns include changes in share price, reinvestment of dividends, and reinvestment of capital gains, if any. Performance data quoted represents past performance which is not a guarantee of future results. The opinions expressed herein are those of the funds’ portfolio management and are current as of December 31, 2022. Management’s opinions are not guarantees of performance or investment results and should not be taken as investment advice. You may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2022.	Unaudited

Alabama Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	0.97%
Aa/AA	95.51%
A	1.44%
Not Rated	2.08%

100.00%

COMPOSITION
% of Net Assets
Prerefunded	26.07%
School Improvement	22.20%
Public Facilities Revenue	15.12%
University Consolidated Education and Building Revenue	13.27%
Municipal Utility Revenue	12.57%
Miscellaneous Public Improvement	3.26%
Hospital and Healthcare Revenue	2.60%
Refunding	2.43%
Other Assets Less Liabilities	2.48%

100.00%

Kentucky Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	44.54%
A	54.97%
Not Rated	0.49%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	35.06%
School Improvement	18.38%
University Consolidated Education and Building Revenue	12.45%
Prerefunded	9.00%
Municipal Utility Revenue	8.37%
Public Facilities Revenue	5.64%
Hospital and Healthcare Revenue	5.00%
Turnpikes/Toll Road/Highway Revenue	2.72%
Refunding	1.18%
Airport Revenue	0.77%
Ad Valorem Property	0.32%
Other Assets Less Liabilities	1.11%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	39.44%
A	59.46%
Not Rated	1.10%

100.00%

COMPOSITION
% of Net Assets
School Improvement	20.75%
Miscellaneous Public Improvement	18.10%
Public Facilities Revenue	15.83%
University Consolidated Education and Building Revenue	9.94%
Turnpikes/Toll Road/Highway Revenue	9.79%
Municipal Utility Revenue	8.15%
Prerefunded	7.04%
Hospital and Healthcare Revenue	3.35%
Ad Valorem Property	1.65%
Refunding	1.44%
Airport Revenue	1.28%
Escrowed to Maturity	0.43%
Other Assets Less Liabilities	2.25%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	3.03%
Aa/AA	87.91%
A	6.15%
Not Rated	2.91%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	35.33%
Prerefunded	23.25%
Turnpikes/Toll Road/Highway Revenue	10.15%
Public Facilities Revenue	7.11%
Municipal Utility Revenue	6.08%
Miscellaneous Public Improvement	4.51%
School Improvement	4.05%
Refunding	3.79%
State and Local Mortgage/Housing Revenue	3.00%
Hospital and Healthcare Revenue	1.64%
Other Assets Less Liabilities	1.09%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2022.	Unaudited

North Carolina Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	4.63%
Aa/AA	79.18%
A	14.80%
NR	1.39%

100.00%

COMPOSITION
% of Net Assets
School Improvement	19.43%
Public Facilities Revenue	17.32%
Municipal Utility Revenue	14.80%
University Consolidated Education and Building Revenue	12.95%
Prerefunded	12.38%
Refunding	6.35%
Hospital and Healthcare Revenue	5.76%
Airport Revenue	3.68%
Turnpikes/Toll Road/Highway Revenue	3.41%
Miscellaneous Public Improvement	2.66%
Other Assets Less Liabilities	1.26%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	4.83%
Aa/AA	59.22%
A	34.48%
NR	1.47%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	27.10%
School Improvement	15.37%
Municipal Utility Revenue	15.00%
Refunding	9.49%
Turnpikes/Toll Road/Highway Revenue	8.04%
Public Facilities Revenue	6.99%
Miscellaneous Public Improvement	4.01%
Hospital and Healthcare Revenue	3.63%
Prerefunded	3.06%
Ad Valorem Property	2.20%
Lease Revenue	0.98%
Airport Revenue	0.75%
Other Assets Less Liabilities	3.38%

100.00%

Tennessee Tax-Free Income Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	4.43%
Aa/AA	77.67%
A	17.90%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	27.00%
Prerefunded	22.07%
School Improvement	11.84%
Hospital and Healthcare Revenue	10.20%
Miscellaneous Public Improvement	8.85%
Public Facilities Revenue	5.05%
University Consolidated Education and Building Revenue	4.44%
Refunding	3.91%
Airport Revenue	3.59%
Other Assets Less Liabilities	3.05%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	89.82%
A	10.18%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	30.13%
Refunding	23.42%
School Improvement	15.99%
Public Facilities Revenue	8.64%
University Consolidated Education and Building Revenue	7.45%
Prerefunded	6.57%
Airport Revenue	2.25%
Miscellaneous Public Improvement	0.80%
Other Assets Less Liabilities	4.75%

100.00%

The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments as of December 31, 2022.	Unaudited

Intermediate Government Bond Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Home Loan Bank	67.56%
Federal Home Loan Mortgage Corporation	21.21%
Federal Farm Credit	8.94%
Other Assets Less Liabilities	2.29%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY*	% of Fair Value of Investments Held
Aa/AA	81.03%
A	18.37%
Not Rated	0.60%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	21.47%
Public Facilities Revenue	19.28%
University Consolidated Education and Building Revenue	14.75%
Turnpikes/Toll Road/Highway Revenue	8.08%
State and Local Mortgage/Housing Revenue	7.64%
Miscellaneous Public Improvement	6.13%
School Improvement	5.99%
Marina/Port Authority Revenue	5.57%
Hospital and Healthcare Revenue	4.81%
Airport Revenue	1.97%
Prerefunded	0.58%
Other Assets Less Liabilities	3.73%

100.00%

*	Ratings by Moody’s Investors Services, Inc. unless noted otherwise. See Schedules of Portfolio Investments for individual bond ratings.

v

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
26.07% of Net Assets
Alabaster AL Board of Education Special Tax Warrants**	5.000%	09/01/2039	A1	$600,000	$621,754
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	Aa2	250,000	264,175
Birmingham AL Waterworks	5.000	01/01/2040	Aa2	150,000	157,221
Decatur City AL Board of Education Special Tax	5.000	02/01/2040	Aa2	225,000	236,266
Jasper AL Warrants	5.000	03/01/2031	A2	250,000	256,888
Jasper AL Warrants	5.000	03/01/2032	A2	450,000	462,398
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	313,197
Limestone County AL Water & Sewer Authority	5.000	12/01/2034	AA-*	250,000	254,883
Madison AL Warrants	5.000	04/01/2035	Aa3	350,000	368,645
Northport AL Warrants**	5.000	08/01/2040	AA*	735,000	761,870
Trussville AL Warrants	5.000	10/01/2039	NR	445,000	451,955
Trussville AL Warrants**	5.000	10/01/2039	Aa2	775,000	787,695
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1	300,000	310,320
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2036	Aa3	250,000	273,518
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa3	250,000	273,518

					5,794,303
SCHOOL IMPROVEMENT BONDS
22.20% of Net Assets
Athens AL Warrants	3.000	05/01/2041	Aa3	125,000	102,990
Bibb County AL Board of Education Special Tax	4.000	04/01/2032	AA*	380,000	390,100
Cherokee County AL Board of Education Special Tax Warrants	4.250	12/01/2042	A1	150,000	151,739
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	312,921
Elmore County AL Board of Education	4.000	08/01/2038	Aa3	250,000	250,425
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	212,308
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	208,263
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	217,493
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	302,862
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	A1	325,000	312,384
Jefferson County AL Public Schools	4.000	02/01/2038	A1	165,000	162,060
Madison AL Board of Education Special Tax School Warrants	4.000	02/01/2041	Aa3	370,000	364,831
Madison County AL Board of Education Capital Outlay**	5.000	09/01/2031	Aa3	660,000	705,170
Marshall County AL Board of Education Special Tax School Warrants	4.000	03/01/2033	A1	250,000	252,660
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	210,175
Oxford AL Board of Education School Tax Warrants	4.000	05/01/2045	Aa3	350,000	331,632
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	201,926
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	216,720
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,017

					4,936,676
PUBLIC FACILITIES REVENUE BONDS
15.12% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	203,853
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	375,440
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,054
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,324
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,094
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	500,000	534,940
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	266,468
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	246,810
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	504,315
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	374,724
Phenix City AL Public Building Authority	4.000	10/01/2035	AA-*	100,000	102,134
Phenix City AL Public Building Authority	4.000	10/01/2037	AA-*	120,000	120,701
Saint Clair County AL Public Building Authority	4.000	02/01/2041	AA-*	250,000	241,548

					3,361,405
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
13.27% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	346,845

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Auburn University AL General Fee Revenue	4.000%	06/01/2036	Aa2	$380,000	$383,135
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	260,960
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	312,579
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	213,874
University of AL General Fee Revenue	5.000	09/01/2037	Aa3	250,000	269,543
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	467,508
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	540,380
University of South AL	5.000	04/01/2044	A1	150,000	156,027

					2,950,851
MUNICIPAL UTILITY REVENUE BONDS
12.57% of Net Assets
Athens AL Water & Sewer	4.000	05/01/2039	A1	200,000	198,096
Athens AL Water & Sewer	4.000	05/01/2040	A1	100,000	98,397
Berry AL Water & Sewer Revenue	4.000	09/01/2039	AA*	250,000	252,540
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	252,025
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	220,471
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	410,015
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	246,733
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	363,971
Scottsboro AL Waterworks Sewer & Gas	4.000	08/01/2040	AA*	150,000	142,173
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	188,793
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	229,619
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	191,852

					2,794,685
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.26% of Net Assets
Arab AL	3.000	12/01/2041	AA*	250,000	204,800
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	253,648
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	266,960

					725,408
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.60% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital**	5.000	11/01/2035	AA-@	550,000	578,138

REFUNDING BONDS
2.43% of Net Assets
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	540,240

Total Investments 97.52% of Net Assets (cost $22,684,545) (See footnote 6 for further explanation)					$21,681,706

Other assets in excess of liabilities 2.48%					552,421

Net Assets 100%					$22,234,127

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against the line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	21,681,706
Level 3	Significant Unobservable Inputs	—

$21,681,706

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $22,684,545)		$21,681,706
Cash		407,219
Interest receivable		266,483

Total assets		22,355,408
LIABILITIES:
Payable for:
Distributions to shareholders	85,349
Fund shares redeemed	3,807
Investment advisory fee	2,650
Transfer agent fee	6,839
Registration fees	7,091
Printing expense	6,665
Professional fees	3,152
Trustees fees	2,153
Custodian fee	970
Accrued expenses	2,605

Total liabilities		121,281

NET ASSETS:
Paid-in capital		23,546,338
Total accumulated loss		(1,312,211)

Total Net Assets		$22,234,127

NET ASSET VALUE, offering price and redemption price per share (1,953,888 shares outstanding; unlimited number of shares authorized; no par value)		$11.38

STATEMENT OF OPERATIONS

For the six months ended December 31, 2022

Net investment income:
Interest income	$394,604

Expenses:
Investment advisory fee	61,947
Transfer agent fee	17,892
Custodian fee	4,445
Professional fees	3,318
Compliance fees	3,630
Printing expense	5,192
Pricing fees	3,864
Registration fees	12,012
Trustees fees	1,775
Other expenses	2,533

Total expenses	116,608
Fees waived by Adviser (Note 2)	(29,756)
Custodian fee reduction (Note 7)	(10)

Net expenses	86,842

Net investment income	307,762

Realized and unrealized loss on investments:
Net realized loss	(309,372)
Net change in unrealized appreciation/depreciation	(118,588)

Net realized and unrealized loss on investments	(427,960)

Net decrease in net assets resulting from operations	$(120,198)

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2022 and the year ended June 30, 2022	UNAUDITED

	Six Months Ended 12/31/2022	Year Ended 6/30/2022
Operations:
Net investment income	$307,762	$606,402
Net realized gain/(loss) on investments	(309,372)	13,595
Net change in unrealized appreciation/depreciation	(118,588)	(2,883,506)

Net decrease in net assets resulting from operations	(120,198)	(2,263,509)
Total distributions (Note 6)	(321,357)	(608,060)
Net Fund share transactions (Note 4)	(3,085,338)	423,477

Total decrease	(3,526,893)	(2,448,092)
Net assets:
Beginning of period	25,761,020	28,209,112

End of period	$22,234,127	$25,761,020

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2022		For the years ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.57		$12.86	$12.78	$12.43	$12.08	$12.29

Income from investment operations:
Net investment income	0.14		0.27	0.29	0.33	0.34	0.36
Net gains/(losses) on investments	(0.18)		(1.29)	0.08	0.35	0.35	(0.21)

Total from investment operations	(0.04)		(1.02)	0.37	0.68	0.69	0.15
Less distributions:
Distributions from net investment income	(0.14)		(0.27)	(0.29)	(0.33)	(0.34)	(0.36)
Distributions from capital gains	(0.01)		0.00 (b)	0.00	0.00	0.00	0.00

Total distributions	(0.15)		(0.27)	(0.29)	(0.33)	(0.34)	(0.36)

Net asset value, end of period	$11.38		$11.57	$12.86	$12.78	$12.43	$12.08

Total return	(0.40	)%(c)	(8.03)%	2.93%	5.49%	5.80%	1.24%
Net assets, end of period (in thousands)	$22,234		$25,761	$28,209	$27,354	$26,154	$25,255
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.95%	(d)	0.87%	0.80%	0.82%	0.84%	0.82%
Ratio of net investment income to average net assets	2.51%	(d)	2.19%	2.26%	2.58%	2.79%	2.96%
Portfolio turnover	1.49%	(c)	2.55%	13.38%	6.98%	16.54%	13.83%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Not Annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
35.06% of Net Assets
KY Association of Counties	4.000%	02/01/2028	AA-*	$345,000	$360,325
KY Association of Counties	4.000	02/01/2029	AA-*	240,000	251,484
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	427,535
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	282,124
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	427,862
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	441,673
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	699,501
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	464,582
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	466,640
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	748,390
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	479,145
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,129,552
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	505,479
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	981,340
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	528,514
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	548,627
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	578,102
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,070,370
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	514,030
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	929,200
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	963,289
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	831,982
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,034,900
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	822,613
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,072,017
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	835,150
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	840,005
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	816,428
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	851,929
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	864,686
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	836,422
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	803,890
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	857,272
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	332,027
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	332,799
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	344,808
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	813,956
KY State Property & Building #105	4.750	04/01/2031	A1	2,110,000	2,121,078
KY State Property & Building #105	4.750	04/01/2032	A1	2,205,000	2,217,083
KY State Property & Building #105	4.750	04/01/2033	A1	2,310,000	2,321,712
KY State Property & Building #108	5.000	08/01/2026	A1	955,000	1,004,354
KY State Property & Building #108	5.000	08/01/2028	A1	2,670,000	2,808,653
KY State Property & Building #108	5.000	08/01/2030	A1	5,000,000	5,255,850
KY State Property & Building #108	5.000	08/01/2032	A1	8,820,000	9,257,825
KY State Property & Building #108	5.000	08/01/2033	A1	5,270,000	5,535,608
KY State Property & Building #108	5.000	08/01/2034	A1	4,900,000	5,123,293
KY State Property & Building #110	5.000	08/01/2029	A1	4,200,000	4,421,340
KY State Property & Building #110	5.000	08/01/2032	A1	1,515,000	1,590,205
KY State Property & Building #110	5.000	08/01/2033	A1	1,000,000	1,049,130
KY State Property & Building #110	5.000	08/01/2034	A1	1,900,000	1,986,583
KY State Property & Building #110	5.000	08/01/2035	A1	3,680,000	3,820,797
KY State Property & Building #112	5.000	11/01/2028	A1	2,765,000	2,963,859
KY State Property & Building #112	5.000	02/01/2035	A1	8,325,000	8,709,365
KY State Property & Building #112	5.000	02/01/2036	A1	7,920,000	8,321,227
KY State Property & Building #115	5.000	04/01/2033	A1	4,565,000	4,921,116
KY State Property & Building #115	5.000	04/01/2034	A1	13,975,000	15,030,392
KY State Property & Building #115	5.000	04/01/2036	A1	14,460,000	15,403,515

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #115	5.000%	04/01/2037	A1	$5,000,000	$5,295,750
KY State Property & Building #117	5.000	05/01/2031	A1	5,055,000	5,469,409
KY State Property & Building #117	5.000	05/01/2032	A1	3,680,000	3,977,013
KY State Property & Building #117	5.000	05/01/2033	A1	3,550,000	3,830,521
KY State Property & Building #117	5.000	05/01/2034	A1	5,825,000	6,268,108
KY State Property & Building #117	5.000	05/01/2035	A1	5,065,000	5,426,945
KY State Property & Building #117	5.000	05/01/2036	A1	5,275,000	5,618,930
KY State Property & Building #119	5.000	05/01/2030	A1	3,920,000	4,309,844
KY State Property & Building #119	5.000	05/01/2034	A1	725,000	787,408
KY State Property & Building #119	5.000	05/01/2035	A1	10,000,000	10,799,700
KY State Property & Building #119	5.000	05/01/2036	A1	10,000,000	10,673,700
KY State Property & Building #119	5.000	05/01/2037	A1	770,000	816,500
KY State Property & Building #119	4.000	05/01/2038	A1	265,000	263,187
KY State Property & Building #122	5.000	11/01/2031	A1	790,000	876,663
KY State Property & Building #122	5.000	11/01/2033	A1	1,000,000	1,096,210
KY State Property & Building #122	4.000	11/01/2034	A1	750,000	770,010
KY State Property & Building #122	4.000	11/01/2035	A1	2,500,000	2,542,900
KY State Property & Building #122	4.000	11/01/2036	A1	1,750,000	1,768,095
KY State Property & Building #122	4.000	11/01/2037	A1	3,000,000	3,013,830
KY State Property & Building #122	4.000	11/01/2037	A1	675,000	678,463
KY State Property & Building #122	4.000	11/01/2038	A1	6,595,000	6,526,016
KY State Property & Building #122	4.000	11/01/2039	A1	9,655,000	9,596,105
KY State Property & Building #126	5.000	05/01/2039	A1	5,565,000	6,039,917
KY State Property & Building #126	5.000	05/01/2040	A1	5,845,000	6,320,023
KY State Property & Building #126	5.000	05/01/2041	A1	6,135,000	6,633,591
KY State Property & Building #126	5.000	05/01/2042	A1	2,000,000	2,167,420
KY State Property & Building #126	4.000	05/01/2042	A1	1,980,000	1,915,096
KY State Property & Building #127	5.250	06/01/2040	A1	10,000,000	11,013,900
KY State Property & Building #127	5.250	06/01/2041	A1	8,745,000	9,595,626
KY State Property & Building #127	5.250	06/01/2042	A1	15,975,000	17,634,480
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	3,720,000	3,781,752

					286,458,745
SCHOOL IMPROVEMENT BONDS
18.38% of Net Assets
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	A1	1,890,000	1,922,187
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	A1	2,215,000	2,240,030
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	A1	2,305,000	2,319,499
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	A1	2,395,000	2,398,904
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	A1	3,085,000	2,968,603
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	A1	2,500,000	2,400,050
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	A1	1,820,000	1,842,714
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	A1	2,985,000	3,004,522
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	A1	3,075,000	3,085,486
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	A1	490,000	480,587
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,408,962
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,788,336
Fayette County KY School District Finance Corporation**	5.000	08/01/2032	Aa3	10,600,000	11,169,432
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	9,215,588
Glasgow KY School District Finance Corporation	3.000	02/01/2042	A1	1,820,000	1,472,762
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	654,183
Jefferson County KY School District Finance Corporation	5.000	10/01/2026	Aa3	255,000	275,313
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	1,017,773
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,069,741
Jefferson County KY School District Finance Corporation	5.000	12/01/2032	Aa3	895,000	1,036,428
Jefferson County KY School District Finance Corporation	5.000	05/01/2033	Aa3	5,145,000	5,277,895
Jefferson County KY School District Finance Corporation	4.000	06/01/2033	Aa3	4,310,000	4,426,370
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,208,524
Jefferson County KY School District Finance Corporation	5.000	05/01/2034	Aa3	5,405,000	5,544,611
Jefferson County KY School District Finance Corporation	4.000	06/01/2034	Aa3	3,500,000	3,560,375

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Jefferson County KY School District Finance Corporation	4.750%	04/01/2035	Aa3	$1,220,000	$1,263,957
Jefferson County KY School District Finance Corporation	3.000	12/01/2035	Aa3	11,140,000	10,076,910
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,138,380
Jefferson County KY School District Finance Corporation	3.000	12/01/2038	Aa3	6,470,000	5,554,689
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	4,385,000	3,699,888
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,599,317
Kenton County KY School District Finance Corporation	4.000	04/01/2036	A1	1,210,000	1,221,374
Kenton County KY School District Finance Corporation	4.000	04/01/2037	A1	1,255,000	1,260,848
Kenton County KY School District Finance Corporation	4.000	04/01/2038	A1	1,300,000	1,296,997
Kenton County KY School District Finance Corporation	3.000	12/01/2040	A1	1,965,000	1,609,256
Kenton County KY School District Finance Corporation	3.000	12/01/2041	A1	2,025,000	1,663,436
Meade County KY School District Finance Corporation	4.000	06/01/2036	A1	2,215,000	2,233,983
Meade County KY School District Finance Corporation	4.000	06/01/2037	A1	2,255,000	2,264,967
Meade County KY School District Finance Corporation	4.000	06/01/2038	A1	2,400,000	2,394,456
Morgan County KY School District Finance Corporation	4.000	08/01/2029	A1	960,000	999,158
Oldham County KY School District Finance Corporation	4.000	10/01/2034	A1	1,560,000	1,587,144
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	A1	630,000	586,247
Scott County KY School District Finance Corporation	4.500	01/01/2025	A1	4,890,000	5,040,221
Scott County KY School District Finance Corporation	4.000	02/01/2029	Aa3	5,040,000	5,315,486
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,462,046
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,267,586
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,514,295
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,419,057
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,751,473
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,264,648
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	3,002,910
Woodford County KY School District Finance Corporation	5.000	08/01/2038	A1	1,650,000	1,803,614

					150,081,218
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.45% of Net Assets
Boyle County Centre College	5.000	06/01/2037	A3	2,865,000	2,977,566
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	A3	1,345,000	1,447,207
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	A3	1,605,000	1,717,960
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	A3	2,165,000	2,299,815
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	A3	2,835,000	2,988,770
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	A3	1,340,000	1,396,709
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	A3	200,000	188,322
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2039	A3	860,000	694,846
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2040	A3	640,000	591,405
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	A3	1,405,000	1,089,283
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	A3	4,045,000	3,556,405
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	A3	4,400,000	3,706,736
KY State Property & Building #114	5.000	10/01/2032	A1	2,795,000	2,984,697
KY State Property & Building #114	5.000	10/01/2033	A1	2,940,000	3,134,187
KY State Property & Building #114	5.000	10/01/2034	A1	3,090,000	3,283,928
KY State Property & Building #114	5.000	10/01/2035	A1	1,945,000	2,056,487
KY State Property & Building #116	5.000	10/01/2035	A1	4,165,000	4,472,002
KY State Property & Building #116	5.000	10/01/2036	A1	2,725,000	2,909,782
Murray State University	5.000	03/01/2032	A1	2,220,000	2,301,585
Murray State University	3.000	09/01/2037	A1	1,310,000	1,139,084
Murray State University	3.000	09/01/2039	A1	1,390,000	1,167,628
Murray State University	3.000	09/01/2041	A1	1,470,000	1,180,572
University of Kentucky Certificate of Participation	4.000	05/01/2033	Aa3	885,000	927,356
University of Kentucky Certificate of Participation	4.000	05/01/2034	Aa3	1,020,000	1,058,709
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	4,660,000	4,654,268
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	3,568,301
University of Kentucky General Receipts	5.000	04/01/2030	Aa2	5,490,000	5,757,802
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	16,321,437
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,913,726

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of Kentucky Higher Educational	4.750%	04/01/2034	Aa2	$5,435,000	$5,645,280
University of Louisville	3.000	09/01/2039	A1	1,450,000	1,216,507
University of Louisville	3.000	09/01/2040	A1	1,495,000	1,233,255
University of Louisville	3.000	09/01/2042	A1	1,575,000	1,252,818
Western KY University	4.000	09/01/2034	A1	575,000	587,984
Western KY University	4.000	09/01/2035	A1	595,000	601,866
Western KY University	4.000	09/01/2036	A1	620,000	624,185

					101,648,470
PREREFUNDED BONDS
9.00% of Net Assets
Fayette County KY School District Finance Corporation	5.000	10/01/2028	Aa3	1,375,000	1,396,904
Fayette County KY School District Finance Corporation	5.000	10/01/2029	Aa3	3,660,000	3,718,304
Fayette County KY School District Finance Corporation	5.000	10/01/2032	Aa3	3,615,000	3,672,587
Fayette County KY School District Finance Corporation	5.000	10/01/2033	Aa3	4,385,000	4,454,853
Frankfort KY Electric & Water	4.750	12/01/2034	NR	695,000	720,006
Frankfort KY Electric & Water	4.750	12/01/2035	NR	725,000	751,086
Frankfort KY Electric & Water	4.750	12/01/2036	NR	760,000	787,345
Frankfort KY Electric & Water	4.750	12/01/2037	NR	800,000	828,784
Frankfort KY Electric & Water	4.750	12/01/2038	NR	835,000	865,043
KY State Property & Building #106	5.000	10/01/2028	A1	2,030,000	2,062,338
KY State Property & Building #106	5.000	10/01/2029	A1	4,130,000	4,197,649
KY State Property & Building #106	5.000	10/01/2030	A1	7,165,000	7,282,363
KY State Property & Building #106	5.000	10/01/2031	A1	4,910,000	4,990,426
KY State Property & Building #106	5.000	10/01/2032	A1	6,275,000	6,377,785
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa3	5,000,000	5,054,800
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2	345,000	360,508
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3	2,465,000	2,485,065
River City, Inc. Parking Authority	5.000	06/01/2031	Aa3	1,080,000	1,089,439
River City, Inc. Parking Authority	5.000	06/01/2032	Aa3	1,130,000	1,139,876
River City, Inc. Parking Authority	5.000	06/01/2033	Aa3	1,395,000	1,407,722
University of Kentucky General Receipts	5.000	04/01/2036	Aa2	4,820,000	4,945,850
University of Kentucky General Receipts	5.000	04/01/2037	Aa2	7,180,000	7,367,470
University of Kentucky General Receipts	5.000	04/01/2038	Aa2	7,395,000	7,588,083

					73,544,286
MUNICIPAL UTILITY REVENUE BONDS
8.37% of Net Assets
KY Rural Water Finance Corporation	4.500	02/01/2024	A+*	880,000	881,558
KY Rural Water Finance Corporation	4.000	08/01/2030	A+*	625,000	658,644
KY Rural Water Finance Corporation	3.000	02/01/2032	A+*	240,000	229,459
KY Rural Water Finance Corporation	3.000	02/01/2033	A+*	370,000	349,550
KY Rural Water Finance Corporation	5.125	02/01/2035	A+*	295,000	295,021
KY Rural Water Finance Corporation	3.000	08/01/2036	A+*	285,000	252,858
KY Rural Water Finance Corporation	3.000	08/01/2037	A+*	280,000	244,462
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	419,317
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	425,749
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2033	Aa3	1,000,000	1,019,170
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3	2,230,000	2,296,030
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	4,877,455
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3	2,245,000	2,327,683
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	5,103,789
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3	2,795,000	2,866,971
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,091,200
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2044	Aa3	21,515,000	17,214,578
Louisville & Jefferson County Metropolitan Sewer	3.250	05/15/2046	Aa3	2,450,000	2,012,945
Louisville & Jefferson County Metropolitan Sewer	3.000	05/15/2046	Aa3	5,000,000	3,940,600
Murray KY Electric Plant	3.000	12/01/2030	A1	315,000	306,738
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	327,872
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	332,131

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Murray KY Electric Plant	3.000%	12/01/2038	A1	$395,000	$339,949
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	343,910
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	351,322
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	353,224
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	359,823
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	253,053
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	281,127
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	310,649
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	202,510
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	327,152
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	411,505
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,112,371
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,189,135
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,956,551
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,071,726

					68,337,787
PUBLIC FACILITIES REVENUE BONDS
5.64% of Net Assets
KY Association of Counties	4.000	02/01/2038	AA-*	1,045,000	1,032,136
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,067,560
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,377,969
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,141,280
KY Bond Development	5.000	09/01/2038	A2	1,125,000	1,190,273
KY State Certificate of Participation	4.000	04/15/2030	A1	1,500,000	1,562,385
KY State Certificate of Participation	4.000	04/15/2031	A1	1,350,000	1,402,137
KY State Certificate of Participation	5.000	06/15/2034	A1	1,640,000	1,719,540
KY State Certificate of Participation	5.000	04/15/2038	A1	10,000,000	10,693,400
KY State Certificate of Participation	5.000	06/15/2038	A1	7,535,000	7,862,170
KY State Certificate of Participation	4.000	04/15/2048	A1	1,000,000	937,820
Laurel County General Obligation	4.000	05/01/2031	A2	1,295,000	1,339,781
Laurel County General Obligation	4.000	05/01/2034	A2	1,440,000	1,469,837
Laurel County General Obligation	4.000	05/01/2035	A2	1,495,000	1,516,947
Laurel County General Obligation	4.000	05/01/2036	A2	1,555,000	1,574,095
Laurel County General Obligation	4.000	05/01/2037	A2	1,620,000	1,629,558
Laurel County General Obligation	4.000	05/01/2038	A2	1,680,000	1,662,830
Laurel County KY Judicial Center	5.000	03/01/2025	A1	500,000	519,765
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2032	Aa3	2,725,000	2,787,020
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,066,381
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	741,572
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	750,789

					46,045,245
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.00% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,843,919
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,401,176
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,204,416
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,427,350
Louisville & Jefferson County Norton Healthcare	5.500	10/01/2033	A*	2,000,000	2,031,000
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	6,810,000	7,075,999
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,755,791
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	6,802,344
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2039	A*	4,500,000	4,318,920
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	2,000,000	1,906,780
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,034,080

					40,801,775
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
2.72% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa3	4,000,000	4,273,720
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa3	1,315,000	1,381,197

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Turnpike Economic Development Road Revenue	5.000%	07/01/2032	Aa3	$1,765,000	$1,917,302
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa3	1,120,000	1,191,266
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa3	400,000	428,064
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa3	500,000	533,570
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa3	1,100,000	1,204,137
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa3	3,255,000	3,548,893
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa3	2,250,000	2,429,348
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa3	3,555,000	3,827,704
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa3	1,400,000	1,490,720

					22,225,921
REFUNDING BONDS
1.18% of Net Assets
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	447,998
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	462,898
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	456,491
KY State Property & Building #102	5.000	05/01/2024	Aa3	405,000	405,312
KY State Property & Building #108	5.000	08/01/2025	A1	2,690,000	2,828,320
KY State Property & Building #121	5.000	02/01/2029	A1	4,535,000	5,046,684

					9,647,703
AIRPORT REVENUE BONDS
0.77% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	254,820
Kenton County Airport	5.000	01/01/2034	A1	275,000	301,997
Kenton County Airport	5.000	01/01/2035	A1	300,000	326,886
Kenton County Airport	5.000	01/01/2036	A1	965,000	1,040,048
Kenton County Airport	5.000	01/01/2037	A1	670,000	715,017
Kenton County Airport	5.000	01/01/2038	A1	500,000	533,040
Kenton County Airport	5.000	01/01/2039	A1	500,000	530,280
Kenton County Airport	5.000	01/01/2044	A1	2,500,000	2,594,400

					6,296,488
AD VALOREM PROPERTY BONDS
0.32% of Net Assets
Henderson KY	3.000	09/01/2042	Aa3	845,000	693,255
Henderson KY	3.000	09/01/2043	Aa3	870,000	683,585
Warren County General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,201,743

					2,578,583
Total Investments 98.89% of Net Assets (cost $843,053,254) (See footnote 6 for further explanation)					$807,666,221

Other assets in excess of liabilities 1.11%					9,065,215

Net Assets 100%					$816,731,436

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against the line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	807,666,221
Level 3	Significant Unobservable Inputs	—

$807,666,221

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $843,053,254)		$807,666,221
Cash		4,212,426
Receivable for fund shares sold		30,457
Interest receivable		8,915,285

Total assets		820,824,389
LIABILITIES:
Payable for:
Distributions to shareholders	2,499,424
Fund shares redeemed	1,099,726
Investment advisory fee	273,880
Transfer agent fee	84,534
Audit fees	59,039
Trustees fees	35,855
Custodian fee	14,540
Accrued expenses	25,955

Total liabilities		4,092,953

NET ASSETS:
Paid-in capital		857,876,493
Total accumulated loss		(41,145,057)

Total Net Assets		$816,731,436

NET ASSET VALUE, offering price and redemption price per share (114,414,519 shares outstanding; unlimited number of shares authorized; no par value)		$7.14

STATEMENT OF OPERATIONS

For the six months ended December 31, 2022

Net investment income:
Interest income	$12,940,312

Expenses:
Investment advisory fee	1,618,257
Transfer agent fee	499,095
Professional fees	110,842
Trustees fees	59,220
Custodian fee	48,754
Pricing fees	15,740
Compliance fees	5,539
Registration fees	4,466
Other expenses	65,761

Total expenses	2,427,674
Custodian fee reduction (Note 7)	(126)

Net expenses	2,427,548

Net investment income	10,512,764

Realized and unrealized loss on investments:
Net realized loss	(4,646,949)
Net change in unrealized appreciation/depreciation	(2,132,139)

Net realized and unrealized loss on investments	(6,779,088)

Net increase in net assets resulting from operations	$3,733,676

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2022 and the year ended June 30, 2022	UNAUDITED

	Six Months Ended 12/31/2022	Year Ended 6/30/2022
Operations:
Net investment income	$10,512,764	$22,611,319
Net realized loss on investments	(4,646,949)	(1,093,417)
Net change in unrealized appreciation/depreciation	(2,132,139)	(102,942,618)

Net increase/(decrease) in net assets resulting from operations	3,733,676	(81,424,716)
Total distributions (Note 6)	(10,512,764)	(22,665,986)
Net Fund share transactions (Note 4)	(36,771,872)	(44,005,954)

Total decrease	(43,550,960)	(148,096,656)
Net assets:
Beginning of period	860,282,396	1,008,379,052

End of period	$816,731,436	$860,282,396

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2022		For the years ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.20		$8.02	$7.86	$7.83	$7.60	$7.76

Income from investment operations:
Net investment income	0.09		0.18	0.20	0.21	0.22	0.23
Net gains/(losses) on investments	(0.06)		(0.82)	0.16	0.03	0.24	(0.16)

Total from investment operations	0.03		(0.64)	0.36	0.24	0.46	0.07
Less distributions:
Distributions from net investment income	(0.09)		(0.18)	(0.20)	(0.21)	(0.22)	(0.23)
Distributions from capital gains	0.00		0.00 (b)	0.00 (b)	0.00	(0.01)	0.00 (b)

Total distributions	(0.09)		(0.18)	(0.20)	(0.21)	(0.23)	(0.23)

Net asset value, end of period	$7.14		$7.20	$8.02	$7.86	$7.83	$7.60

Total return	0.45%	(c)	(8.11)%	4.63%	3.08%	6.22%	0.93%
Net assets, end of period (in thousands)	$816,731		$860,282	$1,008,379	$973,889	$969,264	$954,333
Ratio of net expenses to average net assets (a)	0.59%	(d)	0.56%	0.56%	0.56%	0.57%	0.56%
Ratio of gross expenses to average net assets	0.59%	(d)	0.56%	0.56%	0.56%	0.57%	0.56%
Ratio of net investment income to average net assets	2.56%	(d)	2.31%	2.46%	2.66%	2.88%	2.98%
Portfolio turnover	7.83%	(c)	14.39%	5.92%	4.59%	10.23%	16.81%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Not Annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
20.75% of Net Assets
Anderson County KY School District Finance Corporation	3.000%	02/01/2029	A1	$500,000	$501,140
Barren County KY School District Finance Corporation	5.000	08/01/2023	A1	500,000	505,665
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	A1	695,000	743,615
Fayette County KY School District Finance Corporation	5.000	06/01/2023	Aa3	500,000	504,850
Fayette County KY School District Finance Corporation**	5.000	08/01/2023	Aa3	1,000,000	1,013,140
Hardin County KY School District Finance Corporation	5.000	03/01/2023	A1	770,000	772,780
Jefferson County KY School District Finance Corporation	4.000	12/01/2023	Aa3	500,000	505,080
Jefferson County KY School District Finance Corporation	4.000	06/01/2030	Aa3	1,245,000	1,286,795
Jessamine County KY School District Finance Corporation	5.000	02/01/2023	A1	575,000	576,081
Laurel County KY School District Finance Corporation	4.000	06/01/2024	A1	465,000	471,664
Pike County KY School District Finance Corporation	5.000	08/01/2024	A1	250,000	257,998
Pike County KY School District Finance Corporation	5.000	02/01/2025	A1	900,000	937,970
Pike County KY School District Finance Corporation	5.000	08/01/2025	A1	200,000	210,438
Pike County KY School District Finance Corporation	4.000	02/01/2028	A1	295,000	304,242

					8,591,458
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
18.10% of Net Assets
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	660,857
KY State Property & Building #108	5.000	08/01/2023	A1	750,000	759,113
KY State Property & Building #108	5.000	08/01/2028	A1	755,000	794,207
KY State Property & Building #110	5.000	08/01/2023	A1	1,750,000	1,771,053
KY State Property & Building #126	5.000	05/01/2030	A1	750,000	853,380
KY State Property & Building #127	5.000	06/01/2029	A1	1,000,000	1,118,450
Somerset KY	5.000	06/01/2028	A1	605,000	671,804
Somerset KY	5.000	06/01/2029	A1	380,000	427,135
Somerset KY	4.000	06/01/2030	A1	415,000	435,841

					7,491,840
PUBLIC FACILITIES REVENUE BONDS
15.83% of Net Assets
KY Bond Development	5.000	09/01/2026	A3	1,000,000	1,061,810
KY State Certificate of Participation	4.000	06/15/2023	A1	940,000	944,700
KY State Certificate of Participation	4.000	06/15/2024	A1	300,000	304,632
Laurel County KY Justice Center	5.000	03/01/2023	A1	600,000	601,950
Lexington Fayette Urban County Government — Court Facilities	5.000	10/01/2024	A1	700,000	723,212
Livingston County KY Public Properties	5.000	08/01/2024	A1	555,000	571,534
River City Parking Authority	5.000	12/01/2024	Aa3	340,000	354,069
Taylor County KY Public Courthouse	4.000	09/01/2027	A1	700,000	724,129
Warren County KY Justice Center Expansion Corporation**	5.000	09/01/2023	A1	1,250,000	1,267,150

					6,553,186
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.94% of Net Assets
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	A3	170,000	176,975
University of Kentucky General Receipts	4.000	04/01/2028	Aa2	750,000	760,425
University of Louisville	5.000	03/01/2024	A1	350,000	357,242
University of Louisville**	5.000	03/01/2024	A1	2,000,000	2,041,380
University of Louisville	4.000	09/01/2030	A1	745,000	775,962

					4,111,984
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.79% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2024	A2	500,000	518,050
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	565,000	584,832
KY Asset Liability Project Notes	4.000	09/01/2023	A2	250,000	251,935
KY State Turnpike Authority Economic Development	5.000	07/01/2024	Aa3	1,175,000	1,211,907
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa3	1,385,000	1,483,597

					4,050,321

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
8.15% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000%	08/01/2031	Aa2	$1,000,000	$1,032,710
Frankfort Electric & Water	4.000	12/01/2023	NR	440,000	444,233
Henderson KY	4.000	06/01/2028	Aa3	385,000	404,905
KY Rural Water Financing Corporation	5.000	08/01/2029	A+*	595,000	663,740
Northern KY Water	5.000	02/01/2026	Aa2	815,000	825,668

					3,371,256
PREREFUNDED BONDS
7.04% of Net Assets
KY State Property & Building #106	5.000	10/01/2024	A1	750,000	762,278
KY State Property & Building #106	5.000	10/01/2025	A1	1,115,000	1,133,263
KY State Property & Building #106**	5.000	10/01/2026	A1	1,000,000	1,016,380

					2,911,921
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.35% of Net Assets
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,388,400

AD VALOREM PROPERTY BONDS
1.65% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	681,732

REFUNDING BONDS
1.44% of Net Assets
KY State Property & Building #112	5.000	11/01/2026	A1	555,000	595,332

AIRPORT REVENUE BONDS
1.28% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	531,615

ESCROWED TO MAURITY BONDS
0.43% of Net Assets
Warren County KY Hospital	5.000	04/01/2023	AA-*	175,000	175,982

Total Investments 97.75% of Net Assets (cost $41,102,461) (See footnote 6 for further explanation)					$40,455,027

Other assets in excess of liabilities 2.25%					929,849

Net Assets 100%					$41,384,876

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against the line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	40,455,027
Level 3	Significant Unobservable Inputs	—

$40,455,027

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $41,102,461)		$40,455,027
Cash		442,468
Interest receivable		576,256

Total assets		41,473,751
LIABILITIES:
Payable for:
Distributions to shareholders	31,709
Fund shares redeemed	1,075
Investment advisory fee	15,008
Transfer agent fee	5,864
Audit fees	6,470
Registration fees	5,453
Custodian fee	4,639
Professional fees	3,459
Trustees fees	2,149
Accrued expenses	13,049

Total liabilities		88,875

NET ASSETS:
Paid-in capital		42,194,250
Total accumulated loss		(809,374)

Total Net Assets		$41,384,876

NET ASSET VALUE, offering price and redemption price per share (8,113,880 shares outstanding; unlimited number of shares authorized; no par value)		$5.10

STATEMENT OF OPERATIONS

For the six months ended December 31, 2022

Net investment income:
Interest income	$517,145

Expenses:
Investment advisory fee	108,119
Transfer agent fee	28,973
Registration fees	5,923
Professional fees	5,724
Custodian fee	5,581
Compliance fees	3,680
Trustees fees	3,052
Pricing fees	2,250
Other expenses	6,018

Total expenses	169,320
Fees waived by Adviser (Note 2)	(17,890)
Custodian fee reduction (Note 7)	(14)

Net expenses	151,416

Net investment income	365,729
Realized and unrealized loss on investments:
Net realized loss	(77,028)
Net change in unrealized appreciation/depreciation	(173,276)

Net realized and unrealized loss on investments	(250,304)

Net increase in net assets resulting from operations	$115,425

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2022 and the year ended June 30, 2022	UNAUDITED

	Six Months Ended 12/31/2022	Year Ended 6/30/2022
Operations:
Net investment income	$365,729	$703,577
Net realized gain/(loss) on investments	(77,028)	6,030
Net change in unrealized appreciation/depreciation	(173,276)	(2,409,895)

Net increase/(decrease) in net assets resulting from operations	115,425	(1,700,288)
Total distributions (Note 6)	(365,729)	(703,577)
Net Fund share transactions (Note 4)	(1,330,758)	281,173

Total decrease	(1,581,062)	(2,122,692)
Net assets:
Beginning of period	42,965,938	45,088,630

End of period	$41,384,876	$42,965,938

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2022		For the years ended June 30,
			2022	2021		2020	2019	2018
Net asset value, beginning of period	$5.13		$5.42	$5.41		$5.36	$5.22	$5.33

Income from investment operations:
Net investment income	0.04		0.08	0.09		0.09	0.09	0.09
Net gains/(losses) on investments	(0.03)		(0.29)	0.01	(b)	0.05	0.14	(0.11)

Total from investment operations	0.01		(0.21)	0.10		0.14	0.23	(0.02)
Less distributions:
Distributions from net investment income	(0.04)		(0.08)	(0.09)		(0.09)	(0.09)	(0.09)

Net asset value, end of period	$5.10		$5.13	$5.42		$5.41	$5.36	$5.22

Total return	0.27%	(c)	(3.85)%	1.86%		2.66%	4.56%	(0.32)%
Net assets, end of period (in thousands)	$41,385		$42,966	$45,089		$47,389	$55,419	$62,646
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%		0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.79%	(d)	0.78%	0.78%		0.78%	0.77%	0.75%
Ratio of net investment income to average net assets	1.71%	(d)	1.57%	1.66%		1.70%	1.81%	1.76%
Portfolio turnover	6.24%	(c)	13.09%	10.00%		2.75%	4.88%	4.69%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
35.33% of Net Assets
Jackson State University Educational Building	5.000%	03/01/2034	Aa2	$440,000	$460,692
Mississippi State University Educational Building	5.000	11/01/2032	Aa2	125,000	132,023
MS Development Bank Special Obligation Gulf Coast Community Project**	4.000	12/01/2034	AA-*	300,000	307,434
MS Development Bank Special Obligation Northwest MS Community College	4.000	03/01/2039	AA-*	225,000	220,005
MS Development Bank Special Obligation Pearl River Community College	5.000	10/01/2033	AA-*	125,000	138,044
MS State University Educational Building Corporation Revenue	5.000	08/01/2033	Aa2	225,000	243,540
MS State University Educational Building Corporation Revenue	4.000	08/01/2036	Aa2	250,000	252,080
University of MS Educational Building Corporation	5.000	10/01/2031	Aa2	205,000	219,967
University of MS Educational Building Corporation	3.000	10/01/2034	Aa2	200,000	188,760
University of MS Educational Building Corporation	5.000	10/01/2036	Aa2	100,000	112,210
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	100,397
University Southern MS Educational Building Corporation	5.000	09/01/2033	Aa2	360,000	384,826

					2,759,978
PREREFUNDED BONDS
23.25% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	Aa3	150,000	156,189
MS Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	AA*	700,000	712,096
MS Development Bank Special Obligation Jackson Schools	5.000	04/01/2028	NR	125,000	125,635
MS Development Bank Special Obligation West Jackson County Utility District	5.000	12/01/2033	A*	50,000	50,954
MS State Refunding	5.000	10/01/2033	Aa2	150,000	165,921
MS State University Educational Building Corporation Revenue**	5.250	08/01/2038	Aa2	300,000	304,254
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2	300,000	301,239

					1,816,288
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
10.15% of Net Assets
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2025	Aa3	200,000	208,630
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2029	Aa3	300,000	325,302
MS Development Bank Special Obligation Highway Construction	4.000	01/01/2030	Aa3	175,000	181,286
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	77,732

					792,950
PUBLIC FACILITIES REVENUE BONDS
7.11% of Net Assets
MS Development Bank Special Obligation Brandon Public Improvement**	4.000	08/01/2033	AA*	300,000	304,704
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2035	AA*	150,000	151,695
MS Development Bank Special Obligation Hinds County	4.000	11/01/2035		100,000	99,104

					555,503
MUNICIPAL UTILITY REVENUE BONDS
6.08% of Net Assets
MS Development Bank Special Obligation Diamondhead Water & Sewer	4.000	07/01/2046	A+*	175,000	160,956
MS Development Bank Special Obligation Jackson Water & Sewer	6.875	12/01/2040	Ba2	150,000	154,220
MS Development Bank Special Obligation Tupelo	5.000	05/01/2033	Aa2	150,000	160,138

					475,314
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.51% of Net Assets
Mississippi State	3.000	06/01/2038	Aa2	100,000	88,785
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A3	125,000	130,040
Mississippi State Gaming Tax Revenue	5.000	10/15/2037	A-*	125,000	133,126

					351,951
SCHOOL IMPROVEMENT BONDS
4.05% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	106,616
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	99,542

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MS Development Bank Special Obligation Vicksburg Warren School District	5.500%	03/01/2038	AA*	$100,000	$110,306

					316,464
REFUNDING BONDS 3.79% of Net Assets
MS State Refunding**	4.000	10/01/2036	Aa2	290,000	295,777

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
3.00% of Net Assets
Mississippi State Home Corporation	3.950	12/01/2042	Aaa	100,000	95,863
Mississippi State Home Corporation	4.050	12/01/2047	Aaa	150,000	138,254

					234,117
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.64% of Net Assets
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	20,000	20,447
Medical Center Educational Building Corporation MS Revenue	5.000	06/01/2035	Aa2	100,000	107,958

					128,405
Total Investments 98.91% of Net Assets (cost $7,864,661) (See footnote 6 for further explanation)					$7,726,747

Other assets in excess of liabilities 1.09%					84,882

Net Assets 100%					$7,811,629

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against the line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	7,726,747
Level 3	Significant Unobservable Inputs	—

$7,726,747

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $7,864,661)		$7,726,747
Cash		37,495
Interest receivable		96,207

Total assets		7,860,449
LIABILITIES:
Payable for:
Distributions to shareholders	32,123
Fund shares redeemed	2,200
Investment advisory fee	637
Transfer agent fee	2,676
Printing expense	2,373
Postage expense	1,659
Professional fees	3,145
Custodian fee	874
Trustee fees	681
Accrued expenses	2,452

Total liabilities		48,820

NET ASSETS:
Paid-in capital		8,360,536
Total accumulated loss		(548,907)

Total Net Assets		$7,811,629

NET ASSET VALUE, offering price and redemption price per share (706,591 shares outstanding; unlimited number of shares authorized; no par value)		$11.06

STATEMENT OF OPERATIONS

For the six months ended December 31, 2022

Net investment income:
Interest income	$144,540

Expenses:
Investment advisory fee	23,866
Transfer agent fee	7,160
Registration fees	4,966
Custodian fee	3,063
Compliance fees	3,680
Pricing fees	2,521
Professional fees	1,326
Trustees fees	709
Other expenses	1,868

Total expenses	49,159
Fees waived by Adviser (Note 2)	(15,822)
Custodian fee reduction (Note 7)	(7)

Net expenses	33,330

Net investment income	111,210

Realized and unrealized gain/(loss) on investments:
Net realized loss	(411,058)
Net change in unrealized appreciation/depreciation	209,671

Net realized and unrealized loss on investments	(201,387)

Net decrease in net assets resulting from operations	$(90,177)

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2022 and the year ended June 30, 2022	UNAUDITED

	Six Months Ended 12/31/2022	Year Ended 6/30/2022
Operations:
Net investment income	$111,210	$226,994
Net realized gain/(loss) on investments	(411,058)	1,817
Net change in unrealized appreciation/depreciation	209,671	(1,080,034)

Net decrease in net assets resulting from operations	(90,177)	(851,223)
Total distributions (Note 6)	(112,536)	(247,437)
Net Fund share transactions (Note 4)	(2,015,337)	(283,311)

Total decrease	(2,218,050)	(1,381,971)
Net assets:
Beginning of period	10,029,679	11,411,650

End of period	$7,811,629	$10,029,679

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2022		For the years ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.22		$12.40	$12.37	$12.21	$11.92	$12.14

Income from investment operations:
Net investment income	0.13		0.25	0.27	0.31	0.33	0.33
Net gains/(losses) on investments	(0.16)		(1.16)	0.05	0.18	0.29	(0.22)

Total from investment operations	(0.03)		(0.91)	0.32	0.49	0.62	0.11
Less distributions:
Distributions from net investment income	(0.13)		(0.25)	(0.27)	(0.31)	(0.33)	(0.33)
Distributions from capital gains	0.00	(b)	(0.02)	(0.02)	(0.02)	0.00 (b)	0.00 (b)

Total distributions	(0.13)		(0.27)	(0.29)	(0.33)	(0.33)	(0.33)

Net asset value, end of period	$11.06		$11.22	$12.40	$12.37	$12.21	$11.92

Total return	(0.25	)%(c)	(7.46)%	2.68%	4.01%	5.29%	0.99%
Net assets, end of period (in thousands)	$7,812		$10,030	$11,412	$11,111	$11,325	$11,615
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.04%	(d)	0.96%	0.96%	0.99%	0.97%	0.92%
Ratio of net investment income to average net assets	2.36%	(d)	2.06%	2.21%	2.51%	2.75%	2.75%
Portfolio turnover	5.04%	(c)	9.15%	8.85%	10.26%	4.65%	7.26%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
19.43% of Net Assets
Brunswick County NC Limited Obligation	5.000%	06/01/2030	Aa1	$250,000	$263,915
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	263,855
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	128,064
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	255,683
Cabarrus County NC	4.000	06/01/2034	Aa1	795,000	820,003
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa1	1,435,000	1,524,170
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,694,369
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	762,075
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,020,680
Davidson County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	536,975
Duplin County NC Limited Obligation	5.000	04/01/2032	A1	750,000	796,605
Duplin County NC Limited Obligation	5.000	04/01/2034	A1	865,000	914,063
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	206,090
Henderson County NC Limited Obligation	4.000	06/01/2037	Aa2	750,000	760,568
Henderson County NC Limited Obligation	4.000	06/01/2038	Aa2	500,000	503,500
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	527,110
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	517,785
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	564,443
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	288,639
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	249,160
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	350,000	342,860
Rutherford County NC Limited Obligation	4.000	03/01/2037	A1	410,000	412,780
Rutherford County NC Limited Obligation	4.000	03/01/2039	A1	500,000	493,525
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	317,480
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,975,000	2,075,524
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	750,000	788,468
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,188,194
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	361,400
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	599,340
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	735,745
Wake County NC Limited Obligation	4.000	09/01/2037	Aa1	750,000	763,605
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,538,475
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	367,213

					23,582,361
PUBLIC FACILITIES REVENUE BONDS
17.32% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2036	Aa2	1,000,000	1,020,990
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	3,000,000	3,044,070
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2037	Aa2	500,000	507,345
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,005,040
Davidson County NC Limited Obligation	4.000	06/01/2037	Aa2	200,000	202,560
Davidson County NC Limited Obligation	4.000	06/01/2038	Aa2	240,000	241,680
Davidson County NC Limited Obligation	4.000	06/01/2040	Aa2	635,000	635,794
Durham Capital Financing Corporation	4.000	06/01/2037	Aa1	270,000	274,506
Durham Capital Financing Corporation	4.000	06/01/2038	Aa1	250,000	252,073
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,021,350
Harnett County NC Limited Obligation	4.000	10/01/2038	Aa3	1,055,000	1,034,385
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	265,830
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	531,385
Hoke County NC Limited Obligation	3.000	06/01/2039	Aa3	1,065,000	898,626
Hoke County NC Limited Obligation	3.000	06/01/2040	Aa3	750,000	621,540
Kannapolis NC Limited Obligation	5.000	04/01/2032	A1	500,000	512,805
Moore County NC	3.000	06/01/2039	Aa2	350,000	300,153
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	526,990
Orange County NC	4.000	10/01/2036	Aa1	375,000	382,778
Orange County NC	4.000	10/01/2037	Aa1	375,000	379,860

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Orange County NC	4.000%	10/01/2038	Aa1	$275,000	$277,255
Orange County NC	4.000	10/01/2038	Aa1	765,000	771,273
Orange County NC	4.000	10/01/2039	Aa1	200,000	200,342
Raleigh NC Limited Obligation	5.000	10/01/2034	Aa1	1,420,000	1,471,531
Randolph County NC Limited Obligation	4.000	10/01/2036	Aa3	250,000	253,538
Randolph County NC Limited Obligation	4.000	10/01/2037	Aa3	250,000	249,160
Randolph County NC Limited Obligation	4.000	10/01/2038	Aa3	670,000	659,950
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	500,000	489,800
Surry County NC Limited Obligation**	3.000	10/01/2038	Aa3	395,000	337,476
Surry County NC Limited Obligation	3.000	10/01/2039	Aa3	1,000,000	833,140
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	912,131
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	506,215
Wilmington NC Limited Obligation	4.000	06/01/2036	Aa1	230,000	236,544
Wilmington NC Limited Obligation	4.000	06/01/2037	Aa1	170,000	172,837

					21,030,952
MUNICIPAL UTILITY REVENUE BONDS
14.80% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa2	500,000	525,400
Brunswick County NC Enterprise System Revenue	4.000	04/01/2039	Aa2	1,000,000	1,004,900
Brunswick County NC Enterprise System Revenue	3.000	04/01/2046	Aa2	500,000	382,300
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	565,230
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	754,643
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aaa	700,000	769,888
Concord NC Utilities System Revenue	4.500	12/01/2034	Aa2	1,000,000	1,042,100
Durham NC Utility System Revenue	3.000	08/01/2042	Aa1	1,250,000	1,055,538
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,043,810
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	598,671
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	261,305
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	138,699
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	291,237
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	224,550
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	200,342
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,173,069
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	527,335
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	421,728
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	382,965
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	951,068
Union County NC Enterprise System Revenue	4.000	06/01/2038	Aa2	500,000	502,800
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	1,750,000	1,686,440
Union County NC Enterprise System Revenue	3.000	06/01/2046	Aa2	1,500,000	1,154,460
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	184,035
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,207,559
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	523,755
Winston Salem NC Water & Sewer System Revenue	3.000	06/01/2046	Aa1	500,000	392,715

					17,966,542
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.95% of Net Assets
Appalachian NC State University	4.000	05/01/2033	A1	500,000	519,710
Appalachian NC State University**	5.000	05/01/2036	A1	1,000,000	1,080,480
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,236
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,348
NC State Capital Facilities Wake Forest	5.000	01/01/2048	Aa3	315,000	332,514
Scotland County NC	5.000	12/01/2033	A*	250,000	269,618
University of NC at Asheville	4.000	06/01/2036	A2	1,350,000	1,369,830
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	749,130
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	262,365
University of NC at Wilmington	4.000	10/01/2037	Aa3	750,000	746,655
University of NC Chapel Hill Hospitals	4.000	02/01/2037	Aa3	1,000,000	980,950

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of NC Chapel Hill Hospitals	4.000%	02/01/2038	Aa3	$400,000	$387,632
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	253,448
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	251,170
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	767,460
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	506,840
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	453,224
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	386,463
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	403,607
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,363,675
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	573,513
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	503,005
University of North Carolina	5.000	10/01/2033	A2	30,000	30,004
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,074,830
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,054,160
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	849,511

					15,720,378
PREREFUNDED BONDS
12.38% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	500,000	516,110
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	301,255
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2	750,000	780,810
Johnston County NC Limited Obligation	4.750	06/01/2033	Aa2	500,000	503,850
NC Eastern Municipal Power Agency	6.000	01/01/2025	Baa2	1,150,000	1,223,037
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	1,000,000	1,063,600
New Hanover County NC Hospital Revenue New Hanover Regional Medical**	5.000	10/01/2034	NR	1,500,000	1,661,325
Raleigh NC Limited Obligation	5.000	10/01/2038	Aa1	500,000	508,190
University of NC Charlotte	5.000	04/01/2035	Aa3	595,000	612,166
University of NC Charlotte	5.000	04/01/2038	Aa3	1,000,000	1,028,850
University of NC Charlotte	5.000	04/01/2040	Aa3	1,550,000	1,632,567
University of NC Greensboro	5.000	04/01/2033	Aa3	900,000	924,732
University of NC Greensboro	5.000	04/01/2039	Aa3	2,870,000	2,951,365
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa1	800,000	807,728
Winston Salem NC Limited Obligation	4.500	06/01/2034	Aa1	500,000	512,720

					15,028,305
REFUNDING BONDS
6.35% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	210,870
Buncombe County NC Limited Obligation**	5.000	06/01/2035	Aa1	1,000,000	1,047,510
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	848,644
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	791,025
Chatham County NC	5.000	11/01/2032	Aa2	825,000	877,602
Durham County NC	4.000	06/01/2036	Aaa	225,000	232,067
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	260,475
Monroe NC Limited Obligation**	5.000	03/01/2039	Aa3	1,250,000	1,303,437
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	513,780
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	1,000,380
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	497,780
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa1	125,000	130,388

					7,713,958
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.76% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	631,176
Charlotte Mecklenburg NC Hospital Authority Atrium Health	4.000	01/15/2043	Aa3	250,000	243,268
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,500,690
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2033	Aa3	210,000	228,927
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	779,288
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2039	A2	550,000	526,251

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000%	07/01/2040	A2	$1,750,000	$1,671,355
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,406,051

					6,987,006
AIRPORT REVENUE BONDS
3.68% of Net Assets
Charlotte NC Douglas International Airport	5.000	07/01/2030	Aa3	1,095,000	1,130,051
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	265,925
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	503,075
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	740,999
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,378,543
Charlotte NC Douglas International Airport	4.000	07/01/2044	Aa3	480,000	451,570

					4,470,163
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.41% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2	200,000	209,406
NC State Limited Obligation	4.000	05/01/2035	Aa1	100,000	103,863
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	531,660
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,533,552
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2036	Aa1	250,000	255,230
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	503,385

					4,137,096
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.66% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	631,091
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	383,214
Charlotte NC Certificate of Participation	5.000	12/01/2029	Aa1	340,000	340,350
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa3	1,500,000	1,563,600
Wilmington NC Limited Obligation	3.000	06/01/2037	Aa1	370,000	312,284

					3,230,539
Total Investments 98.74% of Net Assets (cost $126,266,243) (See footnote 6 for further explanation)					$119,867,300

Other assets in excess of liabilities 1.26%					1,525,655

Net Assets 100%					$121,392,955

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against the line of credit --see footnote 7

Other Information

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	119,867,300
Level 3	Significant Unobservable Inputs	—

$119,867,300

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $126,266,243)		$119,867,300
Cash		855,000
Receivable for fund shares sold		75,278
Interest receivable		1,192,820

Total assets		121,990,398
LIABILITIES:
Payable for:
Distributions to shareholders	237,383
Fund shares redeemed	283,463
Investment advisory fee	44,900
Transfer agent fee	23,955
Trustees fees	842
Professional fees	3,098
Custodian fee	1,671
Accrued expenses	2,131

Total liabilities		597,443

NET ASSETS:
Paid-in capital		130,977,900
Total accumulated loss		(9,584,945)

Total Net Assets		$121,392,955

NET ASSET VALUE, offering price and redemption price per share (11,434,428 shares outstanding; unlimited number of shares authorized; no par value)		$10.62

STATEMENT OF OPERATIONS

For the six months ended December 31, 2022

Net investment income:
Interest income	$1,978,852

Expenses:
Investment advisory fee	318,958
Transfer agent fee	81,358
Professional fees	22,394
Custodian fee	10,873
Trustees fees	9,398
Pricing fees	8,867
Registration fees	4,399
Compliance fees	3,630
Other expenses	18,824

Total expenses	478,701
Fees waived by Adviser (Note 2)	(20,543)
Custodian fee reduction (Note 7)	(28)

Net expenses	458,130

Net investment income	1,520,722

Realized and unrealized loss on investments:
Net realized loss	(1,455,312)
Net change in unrealized appreciation/depreciation	(272,425)

Net realized and unrealized loss on investments	(1,727,737)

Net decrease in net assets resulting from operations	$(207,015)

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2022 and the year ended June 30, 2022	UNAUDITED

	Six Months Ended 12/31/2022	Year Ended 6/30/2022
Operations:
Net investment income	$1,520,722	$3,205,533
Net realized loss on investments	(1,455,312)	(281,248)
Net change in unrealized appreciation/depreciation	(272,425)	(17,186,653)

Net decrease in net assets resulting from operations	(207,015)	(14,262,368)
Total distributions (Note 6)	(1,520,722)	(3,205,533)
Net Fund share transactions (Note 4)	(11,308,586)	(11,171,671)

Total decrease	(13,036,323)	(28,639,572)
Net assets:
Beginning of period	134,429,278	163,068,850

End of period	$121,392,955	$134,429,278

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2022		For the years ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.74		$12.05	$11.93	$11.68	$11.34	$11.50

Income from investment operations:
Net investment income	0.12		0.24	0.25	0.27	0.29	0.31
Net gains/(losses) on investments	(0.12)		(1.31)	0.12	0.25	0.34	(0.16)

Total from investment operations	0.00		(1.07)	0.37	0.52	0.63	0.15
Less distributions:
Distributions from net investment income	(0.12)		(0.24)	(0.25)	(0.27)	(0.29)	(0.31)

Net asset value, end of period	$10.62		$10.74	$12.05	$11.93	$11.68	$11.34

Total return	0.06%	(b)	(9.01)%	3.12%	4.48%	5.69%	1.27%
Net assets, end of period (in thousands)	$121,393		$134,429	$163,069	$161,366	$146,078	$131,178
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.68%	0.68%	0.69%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.74%	(c)	0.68%	0.68%	0.69%	0.71%	0.71%
Ratio of net investment income to average net assets	2.35%	(c)	2.05%	2.07%	2.27%	2.58%	2.66%
Portfolio turnover	1.42%	(b)	6.57%	7.79%	9.88%	13.02%	11.76%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions,
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
27.10% of Net Assets
Pitt County NC Limited Obligation	5.000%	04/01/2027	Aa2	$495,000	$536,090
University of NC Charlotte	5.000	10/01/2025	Aa3	110,000	116,394
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	262,588
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	428,708
University of NC Wilmington	4.000	06/01/2029	A1	750,000	771,967
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	204,748
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	324,234
Western Carolina University	5.000	10/01/2025	Aa3	225,000	237,528
Western Carolina University	5.000	06/01/2027	AA*	250,000	265,795

					3,148,052
SCHOOL IMPROVEMENT BONDS
15.37% of Net Assets
Brunswick County NC	5.000	08/01/2028	Aaa	250,000	282,252
Onslow County NC Limted Obligation	5.000	06/01/2023	Aa2	250,000	252,153
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	265,145
Rutherford County NC Limited Obligation	5.000	03/01/2028	A1	75,000	83,001
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	195,932
Scotland County NC	5.000	12/01/2025	A*	270,000	285,522
Scotland County NC	5.000	12/01/2026	A*	250,000	268,545
Scotland County NC	5.000	12/01/2027	A*	140,000	152,848

					1,785,398
MUNICIPAL UTILITY REVENUE BONDS
15.00% of Net Assets
Brunswick County NC Enterprise System Revenue**	5.000	04/01/2027	Aa2	250,000	262,868
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	260,133
Columbus County NC Limited Obligation	5.000	06/01/2023	A1	355,000	357,968
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	101,471
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	208,345
NC State Municipal Power Agency #1 Catawba	5.000	01/01/2025	A*	100,000	104,196
NC State Municipal Power Agency #1 Catawba	5.000	01/01/2025	A*	140,000	145,930
NC State Municipal Power Agency #1 Catawba	5.000	01/01/2028	A*	125,000	132,979
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	167,984

					1,741,874
REFUNDING BONDS
9.49% of Net Assets
Charlotte NC Certificate of Participation	5.000	06/01/2023	Aa1	25,000	25,225
Charlotte NC Certificate of Participation	4.000	06/01/2025	Aa1	100,000	100,565
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	106,616
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	136,954
Rockingham County NC Limited Obligation	4.000	04/01/2024	Aa3	105,000	106,550
Sampson County NC Limited Obligation	5.000	12/01/2023	A1	165,000	167,952
Sampson County NC Limited Obligation	5.000	09/01/2025	A1	125,000	131,724
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	225,312
Warren County NC Limited Obligation**	5.000	06/01/2023	A1	100,000	100,836

					1,101,734
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.04% of Net Assets
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	200,000	225,974
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	A2	120,000	125,800
North Carolina State Grant Anticpation Revenue	5.000	03/01/2029	A2	20,000	22,585
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	255,929
North Carolina Turnpike Authority	5.000	01/01/2029	Aa1	285,000	304,903

					935,191

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
6.99% of Net Assets
Buncombe County NC Limited Obligation**	5.000%	06/01/2028	Aa1	$500,000	$527,590
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	284,189

					811,779
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.01% of Net Assets
Davidson County NC Limited Obligation	5.000	06/01/2028	Aa2	315,000	339,362
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa1	125,000	126,124

					465,486
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.63% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	238,927
NC State Medical Care Commission Health Care Facilities	4.000	06/01/2024	A2	180,000	182,605

					421,532
PREREFUNDED BONDS
3.06% of Net Assets
New Hanover NC Hospital Revenue	5.000	10/01/2028	NR	150,000	165,356
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	189,500

					354,856
AD VALOREM PROPERTY BONDS
2.20% of Net Assets
Smithville Township NC**	5.000%	06/01/2024	Aa2	250,000	254,933

LEASE REVENUE BONDS
0.98% of Net Assets
New Hanover County NC Limitied Obligation	5.000	06/01/2029	Aa1	100,000	113,723

AIRPORT REVENUE BONDS
0.75% of Net Assets
Charlotte NC Airport	5.000	07/01/2030	Aa3	75,000	86,535

Total Investments 96.62% of Net Assets (cost $11,308,455) (See footnote 6 for further explanation)					$11,221,093

Other assets in excess of liabilities 3.38%					392,268

Net Assets 100%					$11,613,361

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against the line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	11,221,093
Level 3	Significant Unobservable Inputs	—

$11,221,093

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $11,308,455)		$11,221,093
Cash		304,870
Interest receivable		107,265

Total assets		11,633,228
LIABILITIES:
Payable for:
Distributions to shareholders	4,702
Fund shares redeemed	1,222
Investment advisory fee	1,911
Transfer agent fee	1,468
Professional fees	1,954
Pricing fees	1,553
Audit fees	1,211
Trustees fees	1,103
Custodian fee	1,027
Accrued expenses	3,716

Total liabilities		19,867

NET ASSETS:
Paid-in capital		11,860,705
Total accumulated loss		(247,344)

Total Net Assets		$11,613,361

NET ASSET VALUE, offering price and redemption price per share (1,117,446 shares outstanding; unlimited number of shares authorized; no par value)		$10.39

STATEMENT OF OPERATIONS

For the six months ended December 31, 2022

Net investment income:
Interest income	$156,937

Expenses:
Investment advisory fee	33,292
Transfer agent fee	9,988
Registration fees	4,643
Compliance fees	3,628
Custodian fee	3,459
Pricing fees	2,696
Professional fees	1,763
Trustees fees	940
Other expenses	2,201

Total expenses	62,610
Fees waived by Adviser (Note 2)	(15,956)
Custodian fee reduction (Note 7)	(7)

Net expenses	46,647

Net investment income	110,290

Realized and unrealized gain/(loss) on investments:
Net realized loss	(151,988)
Net change in unrealized appreciation/depreciation	41,437

Net realized and unrealized loss on investments	(110,551)

Net decrease in net assets resulting from operations	$(261)

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2022 and the year ended June 30, 2022	UNAUDITED

	Six Months Ended 12/31/2022	Year Ended 6/30/2022
Operations:
Net investment income	$110,290	$203,455
Net realized loss on investments	(151,988)	(7,994)
Net change in unrealized appreciation/depreciation	41,437	(832,809)

Net decrease in net assets resulting from operations	(261)	(637,348)
Total distributions (Note 6)	(110,290)	(203,503)
Net Fund share transactions (Note 4)	(1,785,248)	1,110,314

Total increase/(decrease)	(1,895,799)	269,463
Net assets:
Beginning of period	13,509,160	13,239,697

End of period	$11,613,361	$13,509,160

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2022		For the years ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.48		$11.17	$11.20	$11.02	$10.64	$10.85

Income from investment operations:
Net investment income	0.09		0.17	0.18	0.17	0.17	0.16
Net gains/(losses) on investments	(0.09)		(0.69)	(0.03)	0.18	0.38	(0.21)

Total from investment operations	0.00		(0.52)	0.15	0.35	0.55	(0.05)
Less distributions:
Distributions from net investment income	(0.09)		(0.17)	(0.18)	(0.17)	(0.17)	(0.16)
Distributions from capital gains	0.00		0.00 (b)	0.00 (b)	0.00	0.00	0.00

Net asset value, end of period	$10.39		$10.48	$11.17	$11.20	$11.02	$10.64

Total return	(0.02	)%(c)	(4.72)%	1.32%	3.24%	5.19%	(0.45)%
Net assets, end of period (in thousands)	$11,613		$13,509	$13,240	$12,977	$19,504	$22,267
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.95%	(d)	0.92%	0.95%	0.91%	0.88%	0.86%
Ratio of net investment income to average net assets	1.67%	(d)	1.54%	1.56%	1.56%	1.55%	1.50%
Portfolio turnover	10.79%	(c)	13.13%	1.94%	9.59%	13.59%	21.80%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Not annualized
(d)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
27.00% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2035	AA-*	$250,000	$262,200
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA-*	2,325,000	2,411,233
Clarksville TN Electric System Revenue	4.000	09/01/2034	Aa2	500,000	514,140
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2036	Aa2	1,475,000	1,493,939
Clarksville TN Water Sewer & Gas Revenue	4.000	02/01/2038	Aa2	820,000	820,722
Franklin TN Water & Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	770,700
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	253,478
Hallsdale-Powell TN Utility District	3.000	04/01/2043	AA*	800,000	655,544
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	320,081
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	1,002,980
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA+*	500,000	519,215
Harpeth Valley TN Utilities District	4.000	09/01/2045	AA+*	150,000	142,473
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	500,775
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	261,435
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	260,988
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	740,340
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	793,058
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	810,328
Memphis TN Gas System Revenue**	4.000	12/01/2037	Aa1	1,310,000	1,319,275
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2036	AA*	500,000	513,285
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2039	AA*	500,000	510,775
Metropolitan Government Nashville & Davidson County Water & Sewer	5.000	07/01/2037	Aa2	250,000	267,865
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	721,868
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	270,000	272,103
West Wilson TN Utility District Waterworks	5.000	06/01/2042	AA*	500,000	552,120
Williamson County Utilities	4.000	09/01/2041	AA*	500,000	493,500

					17,184,420
PREREFUNDED BONDS
22.07% of Net Assets
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,547,142
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	246,078
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2	225,000	234,783
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2	1,250,000	1,304,350
Memphis TN General Improvement	5.000	04/01/2034	Aa2	500,000	514,425
Memphis TN General Improvement	5.000	04/01/2039	Aa2	250,000	257,213
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2	800,000	823,080
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2031	Aa3	1,500,000	1,518,495
Metropolitan Government Nashville & Davidson County Sports Authority	5.000	08/01/2038	Aa3	755,000	764,309
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2030	Aa2	3,250,000	3,284,320
Metropolitan Government Nashville & Davidson County Water & Sewer**	5.000	07/01/2040	Aa2	750,000	757,920
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	668,051
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1	2,000,000	2,132,040

					14,052,206
SCHOOL IMPROVEMENT BONDS
11.84% of Net Assets
Coffee County TN	4.000	06/01/2037	AA-*	500,000	503,085
Coffee County TN	4.000	06/01/2041	AA-*	620,000	602,640
Franklin TN Special School District	5.000	06/01/2039	Aa1	250,000	270,640
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,172,826
Montgomery County TN	4.000	04/01/2036	AA*	260,000	263,747
Montgomery County TN	4.000	04/01/2037	AA*	1,920,000	1,939,373
Shelby County TN	5.000	04/01/2037	Aa1	500,000	534,675
Wilson County TN	4.000	04/01/2039	AA+*	1,495,000	1,502,640
Wilson County TN 10th Special School District	4.000	04/01/2037	AA-*	200,000	201,202
Wilson County TN 10th Special School District	4.000	04/01/2039	AA-*	550,000	544,137

					7,534,965

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
10.20% of Net Assets
Knox County TN Health East Tennessee Children’s Hospital	4.000%	11/15/2048	A*	$900,000	$804,969
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2035	A*	2,500,000	2,589,225
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	970,168
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A1	1,535,000	1,602,310
Shelby County TN Health Education & Housing Facilities — LeBonheur	5.000	05/01/2035	A1	500,000	526,000

					6,492,672
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.85% of Net Assets
Germantown TN	3.000	12/01/2050	Aaa	415,000	316,043
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,121,389
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	1,470,000	1,523,949
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	515,165
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	507,155
TN State Series A	5.000	02/01/2036	Aaa	1,500,000	1,647,930

					5,631,631
PUBLIC FACILITIES REVENUE BONDS
5.05% of Net Assets
Hamblen County TN	4.000%	05/01/2039	Aa3	1,250,000	1,241,050
Memphis Shelby County TN Industrial Development Board	5.000	11/01/2030	Aa3	1,250,000	1,342,250
Metropolitan Government Nashville & Davidson County Convention Center	5.000	07/01/2026	A1	630,000	630,391

					3,213,691
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.44% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2036	A2	920,000	929,688
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,032,791
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	864,089

					2,826,568
REFUNDING BONDS
3.91% of Net Assets
Blount County TN	5.000	06/01/2037	Aa2	1,000,000	1,052,529
Jackson TN Refunding	4.000	06/01/2037	AA*	405,000	410,950
Memphis TN Refunding	5.000	04/01/2033	Aa2	250,000	256,745
Memphis TN Refunding	5.000	04/01/2035	Aa2	250,000	256,745
Memphis TN Refunding	5.000	04/01/2040	Aa2	500,000	513,490

					2,490,459
AIRPORT REVENUE BONDS
3.59% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2034	A1	800,000	835,744
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	260,130
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	1,160,000	1,189,313

					2,285,187
Total Investments 96.95% of Net Assets (cost $63,330,692) (See footnote 6 for further explanation)					$61,711,799

Other assets in excess of liabilities 3.05%					1,941,131

Net Assets 100%					$63,652,930

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against the line of credit — see footnote 7

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2022

Other Information

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	61,711,799
Level 3	Significant Unobservable Inputs	—

$61,711,799

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $63,330,692)		$61,711,799
Cash		1,302,770
Interest receivable		853,678

Total assets		63,868,247
LIABILITIES:
Payable for:
Distributions to shareholders	151,714
Fund shares redeemed	29,565
Investment advisory fee	21,983
Transfer agent fee	7,365
Trustees fees	1,974
Custodian fee	673
Accrued expenses	2,043

Total liabilities		215,317

NET ASSETS:
Paid-in capital		66,213,690
Total accumulated loss		(2,560,760)

Total Net Assets		$63,652,930

NET ASSET VALUE, offering price and redemption price per share (6,042,169 shares outstanding; unlimited number of shares authorized; no par value)		$10.53

STATEMENT OF OPERATIONS

For the six months ended December 31, 2022

Net investment income:
Interest income	$1,101,287

Expenses:
Investment advisory fee	172,771
Transfer agent fee	44,490
Professional fees	14,519
Custodian fee	7,172
Pricing fees	5,042
Trustees fees	5,031
Compliance fees	3,277
Registration fees	2,784
Other expenses	7,444

Total expenses	262,530
Fees waived by Adviser (Note 2)	(20,702)
Custodian fee reduction (Note 7)	(17)

Net expenses	241,811

Net investment income	859,476

Realized and unrealized loss on investments:
Net realized loss	(744,587)
Net change in unrealized appreciation/depreciation	(113,044)

Net realized and unrealized loss on investments	(857,631)

Net increase in net assets resulting from operations	$1,845

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2022 and the year ended June 30, 2022	UNAUDITED

	Six Months Ended 12/31/2022	Year Ended 6/30/2022
Operations:
Net investment income	$859,476	$1,890,340
Net realized loss on investments	(744,587)	(24,886)
Net change in unrealized appreciation/depreciation	(113,044)	(7,560,469)

Net increase/(decrease) in net assets resulting from operations	1,845	(5,695,015)
Total distributions (Note 6)	(859,476)	(1,890,340)
Net Fund share transactions (Note 4)	(9,097,964)	(4,952,902)

Total decrease	(9,955,595)	(12,538,257)
Net assets:
Beginning of period	73,608,525	86,146,782

End of period	$63,652,930	$73,608,525

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2022		For the years ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.65		$11.71	$11.66	$11.51	$11.24	$11.44

Income from investment operations:
Net investment income	0.13		0.26	0.27	0.28	0.30	0.31
Net gains/(losses) on investments	(0.12)		(1.06)	0.05	0.15	0.27	(0.20)

Total from investment operations	0.01		(0.80)	0.32	0.43	0.57	0.11
Less distributions:
Distributions from net investment income	(0.13)		(0.26)	(0.27)	(0.28)	(0.30)	(0.31)

Net asset value, end of period	$10.53		$10.65	$11.71	$11.66	$11.51	$11.24

Total return	0.13%	(b)	(6.92)%	2.84%	3.77%	5.12%	0.94%
Net assets, end of period (in thousands)	$63,653		$73,609	$86,147	$95,680	$104,207	$108,121
Ratio of net expenses to average net assets (a)	0.70%	(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.77%	(c)	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.51%	(c)	2.31%	2.35%	2.42%	2.63%	2.70%
Portfolio turnover	2.22%	(b)	11.61%	2.75%	3.46%	6.46%	15.77%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
30.13% of Net Assets
Loudon County TN	5.000%	06/01/2025	Aa2	$150,000	$158,241
Maryville TN	5.000	06/01/2026	Aa2	350,000	377,068
Memphis TN General Improvement**	5.000	11/01/2023	Aa2	350,000	356,248
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	215,664
Putnam County TN	4.000	04/01/2025	Aa2	100,000	102,797
Sevierville TN	5.000	05/01/2028	Aa3	125,000	138,865

					1,348,883
REFUNDING BONDS
23.42% of Net Assets
Chattanooga TN Electric Revenue**	5.000	09/01/2023	AA-*	250,000	253,613
Hallsdale-Powell TN Utility District	4.000	04/01/2028	AA*	255,000	265,815
Maryville TN	4.000	06/01/2029	Aa2	250,000	260,627
Springfield TN	5.000	06/01/2027	Aa3	245,000	267,895

					1,047,950
SCHOOL IMPROVEMENT BONDS
15.99% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	250,000	259,810
Milan TN Special School District	5.000	03/01/2028	AA*	170,000	188,136
White County TN	4.000	06/01/2027	AA-*	260,000	267,613

					715,559
PUBLIC FACILITIES REVENUE BONDS
8.64% of Net Assets
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2024	Aa3	250,000	260,225
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3	125,000	126,245

					386,470
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
7.45% of Net Assets
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2025	A2	100,000	102,846
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	225,000	230,384

					333,230
PREREFUNDED BONDS
6.57% of Net Assets
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3	190,000	192,694
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2026	Aa3	100,000	101,377

					294,071
AIRPORT REVENUE BONDS
2.25% of Net Assets
Metropolitan Nashville Airport Authority	4.000	07/01/2023	A1/A+*	100,000	100,505

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
0.80% of Net Assets
Selmer TN	4.000	06/01/2025	AA*	35,000	35,917

Total Investments 95.25% of Net Assets (cost $4,307,460) (See footnote 6 for further explanation)					$4,262,585

Other assets in excess of liabilities 4.75%					212,534

Net Assets 100%					$4,475,119

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against the line of credit — see footnote 7

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2022

Other Information

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,262,585
Level 3	Significant Unobservable Inputs	—

$4,262,585

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $4,307,460)		$4,262,585
Cash		178,382
Interest receivable		42,879

Total assets		4,483,846
LIABILITIES:
Payable for:
Distributions to shareholders	1,010
Fund shares redeemed	418
Investment advisory fee	391
Transfer agent fee	145
Audit fees	1,142
Pricing fees	1,178
Professional fees	1,277
Printing expense	750
Postage expense	732
Trustees fees	735
Custodian fee	240
Accrued expenses	709

Total liabilities		8,727

NET ASSETS:
Paid-in capital		4,768,960
Total accumulated loss		(293,841)

Total Net Assets		$4,475,119

NET ASSET VALUE, offering price and redemption price per share (436,082 shares outstanding; unlimited number of shares authorized; no par value)		$10.26

STATEMENT OF OPERATIONS

For the six months ended December 31, 2022

Net investment income:
Interest income	$50,068

Expenses:
Investment advisory fee	11,123
Transfer agent fee	3,337
Registration expense	4,479
Custodian fee	2,997
Compliance fees	3,689
Pricing expense	1,770
Professional fees	592
Trustees fees	316
Other expenses	1,432

Total expenses	29,735
Fees waived by Adviser (Note 2)	(11,123)
Fees waived by Transfer Agent (Note 2)	(3,022)
Custodian fee reduction (Note 7)	(6)

Net expenses	15,584

Net investment income	34,484

Realized and unrealized loss on investments:
Net realized loss	(1,388)
Net change in unrealized appreciation/depreciation	(41,981)

Net realized and unrealized loss on investments	(43,369)

Net decrease in net assets resulting from operations	$(8,885)

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2022 and the year ended June 30, 2022	UNAUDITED

	Six Months Ended 12/31/2022	Year Ended 6/30/2022
Operations:
Net investment income	$34,484	$83,245
Net realized gain/(loss) on investments	(1,388)	3,481
Net change in unrealized appreciation/depreciation	(41,981)	(298,681)

Net decrease in net assets resulting from operations	(8,885)	(211,955)
Total distributions (Note 6)	(34,484)	(83,245)
Net Fund share transactions (Note 4)	25,555	(1,133,970)

Total decrease	(17,814)	(1,429,170)
Net assets:
Beginning of period	4,492,933	5,922,103

End of period	$4,475,119	$4,492,933

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2022		For the years ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$10.35		$10.94	$11.02	$10.82	$10.52	$10.70

Income from investment operations:
Net investment income	0.08		0.17	0.17	0.17	0.17	0.16
Net gains/(losses) on investments	(0.09)		(0.59)	(0.08)	0.20	0.30	(0.18)

Total from investment operations	(0.01)		(0.42)	0.09	0.37	0.47	(0.02)
Less distributions:
Distributions from net investment income	(0.08)		(0.17)	(0.17)	(0.17)	(0.17)	(0.16)

Net asset value, end of period	$10.26		$10.35	$10.94	$11.02	$10.82	$10.52

Total return	(0.09	)%(b)	(3.89)%	0.81%	3.49%	4.48%	(0.17)%
Net assets, end of period (in thousands)	$4,475		$4,493	$5,922	$6,600	$7,239	$10,003
Ratio of net expenses to average net assets (a)	0.70%(c)		0.70%	0.70%	0.70%	0.71%	0.70%
Ratio of gross expenses to average net assets	1.35%(c)		1.19%	1.12%	1.14%	1.08%	0.98%
Ratio of net investment income to average net assets	1.56%(c)		1.57%	1.54%	1.60%	1.57%	1.53%
Portfolio turnover	7.00%(b)		0.00%	5.75%	4.55%	10.64%	22.75%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
67.56% of Net Assets
Federal Home Loan Bank	4.900%	11/28/2023	Aaa	$500,000	$500,238
Federal Home Loan Bank	3.400	07/19/2024	Aaa	900,000	880,591
Federal Home Loan Bank	5.365	09/09/2024	Aaa	1,750,000	1,769,983
Federal Home Loan Bank	4.000	01/22/2025	Aaa	900,000	885,640
Federal Home Loan Bank	3.300	06/09/2025	Aaa	500,000	482,739
Federal Home Loan Bank	3.600	07/18/2025	Aaa	900,000	880,042
Federal Home Loan Bank	5.000	07/28/2025	Aaa	250,000	250,142
Federal Home Loan Bank	5.250	10/24/2025	Aaa	650,000	647,492
Federal Home Loan Bank	5.500	10/27/2025	Aaa	250,000	249,975
Federal Home Loan Bank**	3.200	06/10/2027	Aaa	250,000	236,445

					6,783,287
FEDERAL HOME LOAN MORTAGE CORPORATION
21.21% of Net Assets
Federal Home Loan Mortgage Corporation	3.000	06/13/2024	Aaa	250,000	243,602
Federal Home Loan Mortgage Corporation	5.100	11/26/2024	Aaa	500,000	500,790
Federal Home Loan Mortgage Corporation	4.950	11/28/2025	Aaa	1,000,000	1,001,650
Federal Home Loan Mortgage Corporation	1.400	07/28/2032	Aaa	500,000	384,020

					2,130,062
FEDERAL FARM CREDIT
8.94% of Net Assets
Federal Farm Credit Bank	2.375	08/01/2029	Aaa	1,000,000	898,162

Total Investments 97.71% of Net Assets (cost $10,179,757) (See footnote 6 for further explanation)					$9,811,511

Other assets in excess of liabilities 2.29%					229,867

Net Assets 100%					$10,041,378

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against the line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	—
Level 2	Other Significant Observable Inputs	$9,811,511
Level 3	Significant Unobservable Inputs	—

$9,811,511

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $10,179,757)		$9,811,511
Cash		132,417
Interest receivable		109,172

Total assets		10,053,100
LIABILITIES:
Payable for:
Distributions to shareholders	5,132
Fund shares redeemed	688
Investment advisory fee	805
Transfer agent fee	1,314
Professional fees	1,275
Trustee fees	641
Accrued expenses	1,867

Total liabilities		11,722

NET ASSETS:
Paid-in capital		10,461,415
Total accumulated loss		(420,037)

Total Net Assets		$10,041,378

NET ASSET VALUE, offering price and redemption price per share (1,074,931 shares outstanding; unlimited number of shares authorized; no par value)		$9.34

STATEMENT OF OPERATIONS

For the six months ended December 31, 2022

Net investment income:
Interest income	$171,947

Expenses:
Investment advisory fee	10,517
Transfer agent fee	7,888
Registration fees	5,643
Custodian fee	3,689
Compliance fees	3,680
Pricing fees	3,496
Printing expense	2,760
Professional fees	1,399
Trustee fees	747
Other expenses	2,173

Total expenses	41,992
Fees waived by Adviser (Note 2)	(5,147)
Custodian fee reduction (Note 7)	(8)

Net expenses	36,837

Net investment income	135,110

Realized and unrealized loss on investments:
Net realized loss	(6,688)
Net change in unrealized appreciation/depreciation	(214,799)

Net realized and unrealized loss on investments	(221,487)

Net decrease in net assets resulting from operations	$(86,377)

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2022 and the year ended June 30, 2022	UNAUDITED

	Six Months Ended 12/31/2022	Year Ended 6/30/2022
Operations:
Net investment income	$135,110	$262,283
Net realized gain/(loss) on investments	(6,688)	6,835
Net change in unrealized appreciation/depreciation	(214,799)	(643,365)

Net decrease in net assets resulting from operations	(86,377)	(374,247)
Total distributions (Note 6)	(135,110)	(262,283)
Net Fund share transactions (Note 4)	(469,414)	(675,223)

Total decrease	(690,901)	(1,311,753)
Net assets:
Beginning of period	10,732,279	12,044,032

End of period	$10,041,378	$10,732,279

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2022		For the years ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$9.54		$10.09	$10.37	$10.12	$9.87	$10.23

Income from investment operations:
Net investment income	0.12		0.23	0.23	0.24	0.25	0.25
Net gains/(losses) on investments	(0.20)		(0.55)	(0.28)	0.25	0.25	(0.36)

Total from investment operations	(0.08)		(0.32)	(0.05)	0.49	0.50	(0.11)
Less distributions:
Distributions from net investment income	(0.12)		(0.23)	(0.23)	(0.24)	(0.25)	(0.25)

Net asset value, end of period	$9.34		$9.54	$10.09	$10.37	$10.12	$9.87

Total return	(0.82	)%(b)	(3.25)%	(0.49)%	4.88%	5.12%	(1.05)%
Net assets, end of period (in thousands)	$10,041		$10,732	$12,044	$15,677	$15,128	$15,033
Ratio of net expenses to average net assets (a)	0.70%(c)		0.70%	0.66%	0.68%	0.69%	0.61%
Ratio of gross expenses to average net assets	0.81%(c)		0.75%	0.67%	0.68%	0.69%	0.61%
Ratio of net investment income to average net assets	2.59%(c)		2.30%	2.25%	2.33%	2.50%	2.53%
Portfolio turnover	29.76%(b)		17.50%	3.35%	5.07%	0.00%	1.99%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2022

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
21.47% of Net Assets
Grant County WA Public Utility District	3.336%	01/01/2041	Aa3	$125,000	$94,811
KY State Rural Water Finance Corporation	3.000	08/01/2050	A+*	250,000	161,535
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	228,494
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	102,771
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	313,023

					900,634
PUBLIC FACILITIES REVENUE BONDS
19.28% of Net Assets
Evanston IL Taxable Corporate Purpose Bonds	4.250	12/01/2038	Aa2	275,000	228,058
Franklin County OH Convention Facilities Build America	6.540	12/01/2036	Aa2	155,000	161,770
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	A1	190,000	220,592
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	200,000	124,716
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	73,673

					808,809
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.75% of Net Assets
Mesa CO State College Auxiliary	5.800	05/15/2040	Aa2	170,000	173,543
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	111,788
Michigan State University Revenues**	4.496	08/15/2048	Aa2	375,000	333,461

					618,792
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
8.08% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa3	280,000	339,077

STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
7.64% of Net Assets
Uptown Development Authority Texas	3.464	09/01/2040	A1	200,000	150,412
VA State Housing Development Authority	3.230	11/01/2050	Aa1	250,000	169,863

					320,275
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.13% of Net Assets
KY State Property & Buildings Build America**	5.921	11/01/2030	A1	250,000	256,925

SCHOOL IMPROVEMENT BONDS
5.99% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3	250,000	251,175

MARINA/PORT AUTHORITY REVENUE BONDS
5.57% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3	200,000	233,604

HOSPITAL AND HEALTHCARE REVENUE BONDS
4.81% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	201,711

AIRPORT REVENUE BONDS
1.97% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	82,560

PREREFUNDED BONDS
0.58% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR	25,000	24,352

Total Investments 96.27% of Net Assets (cost $4,572,230) (See footnote 6 for further explanation)					$4,037,914

Other assets in excess of liabilities 3.73%					156,621

Net Assets 100%					$4,194,535

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2022

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated
**	Security is segregated against the line of credit — see footnote 7

Other Information

The following is a summary of the inputs used, as of December 31, 2022, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,037,914
Level 3	Significant Unobservable Inputs	—

$4,037,914

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $4,572,230)		$4,037,914
Cash		126,058
Interest receivable		58,635

Total assets		4,222,607
LIABILITIES:
Payable for:
Distributions to shareholders	4,893
Trustees fees	5,953
Professional fees	3,627
Registration fee	7,954
Custodian fee	2,142
Accrued expenses	3,503

Total liabilities		28,072

NET ASSETS:
Paid-in capital		6,401,371
Total accumulated loss		(2,206,836)

Total Net Assets		$4,194,535

NET ASSET VALUE, offering price and redemption price per share (571,135 shares outstanding; unlimited number of shares authorized; no par value)		$7.34

STATEMENT OF OPERATIONS

For the six months ended December 31, 2022

Net investment income:
Interest income	$115,068

Expenses:
Investment advisory fee	11,645
Transfer agent fee	3,494
Registration fees	5,613
Custodian fee	3,265
Compliance fees	3,630
Pricing fees	2,569
Professional fees	695
Trustees fees	376
Other expenses	1,447

Total expenses	32,734
Fees waived by Adviser (Note 2)	(13,015)
Fees waived by Transfer Agent (Note 2)	(3,475)
Custodian fee reduction (Note 7)	(8)

Net expenses	16,236

Net investment income	98,832

Realized and unrealized loss on investments:
Net realized loss	(155,734)
Net change in unrealized appreciation/depreciation	(300,308)

Net realized and unrealized loss on investments	(456,042)

Net decrease in net assets resulting from operations	$(357,210)

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2022 and the year ended June 30, 2022	UNAUDITED

	Six Months Ended 12/31/2022	Year Ended 6/30/2022
Operations:
Net investment income	$98,832	$358,393
Net realized loss on investments	(155,734)	(1,476,608)
Net change in unrealized appreciation/depreciation	(300,308)	(1,143,150)

Net decrease in net assets resulting from operations	(357,210)	(2,261,365)
Total distributions (Note 6)	(99,676)	(362,905)
Net Fund share transactions (Note 4)	(505,052)	(6,815,481)

Total decrease	(961,938)	(9,439,751)
Net assets:
Beginning of period	5,156,473	14,596,224

End of period	$4,194,535	$5,156,473

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2022		For the years ended June 30,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.09		$10.28	$10.40	$10.39	$10.24	$10.48

Income from investment operations:
Net investment income	0.16		0.29	0.34	0.52	0.51	0.51
Net gains/(losses) on investments	(0.75)		(2.19)	(0.06)	0.01	0.15	(0.24)

Total from investment operations	(0.59)		(1.90)	0.28	0.53	0.66	0.27
Less distributions:
Distributions from net investment income	(0.16)		(0.29)	(0.34)	(0.52)	(0.51)	(0.51)
Distributions from capital gains	0.00		0.00	(0.06)	0.00	0.00	0.00

Total distributions	(0.16)		(0.29)	(0.40)	(0.52)	(0.51)	(0.51)

Net asset value, end of period	$7.34		$8.09	$10.28	$10.40	$10.39	$10.24

Total return	(7.27	)%(b)	(18.86)%	2.72%	5.20%	6.64%	2.66%
Net assets, end of period (in thousands)	$4,195		$5,156	$14,596	$13,722	$12,239	$10,957
Ratio of net expenses to average net assets (a)	0.70%(c)		0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.42%(c)		1.00%	0.96%	1.02%	1.00%	0.92%
Ratio of net investment income to average net assets	4.29%(c)		2.89%	3.30%	4.62%	4.99%	4.95%
Portfolio turnover	0.00%(b)		8.39%	33.27%	16.28%	3.58%	4.31%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of each of the eight state tax-free funds is to invest exclusively in municipal securities issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively. Normally, each fund’s assets will be invested so that (1) at least 80% of the income earned on the investments will be exempt from Federal and state income taxes or (2) at least 80% of the fund’s net assets will be invested in securities exempt from Federal and state income taxes.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years, and its weighted average nominal maturity will normally range between 3-10 years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies.”

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

A.	Security Valuation

In general, securities for which market quotations are readily available are valued at current market value, as provided by independent third-party pricing agents. All other securities are valued at fair value as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Funds’ securities. These procedures involve the use of matrix pricing models which take into consideration, among other factors, years to maturity, call date, coupon rate, trading patterns, creditworthiness, supply and demand dynamics, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value for securities. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by the matrix pricing model requires the Valuation Designee to fair value the security in accordance with Board approved policies and procedures (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Valuation

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

1.	Organization and Significant Accounting Policies, continued

Designee has the day-to-day responsibility for fair valuing the Trust’s securities or other assets. Securities valued by the Valuation Designee are reviewed by the Valuation Committee, which consists of all the Independent Trustees. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2022, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest is accrued by the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 2022. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of December 31, 2022, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

1.	Organization and Significant Accounting Policies, continued

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Distributions are paid at the following frequencies:

Monthly:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after December 31, 2022 have been evaluated by Dupree & Company, Inc. (the “Adviser”) for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, the Adviser is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements between the Adviser and the Trust, on behalf of each Fund (each a “Agreement” and collectively, the “Agreements”) the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of 0.50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; 0.45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; 0.40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; 0.35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; and 0.30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and 0.25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of 0.20 of 1% of average daily net assets.

Dupree & Company, Inc., also serving as the Funds’ transfer agent (the “Transfer Agent”), may voluntarily waive investment advisory fees and transfer agent fees payable to it under the Investment Advisory Agreement and Transfer Agent Agreement with each Fund, and assume and pay other operating expenses. Dupree & Company, Inc. will not seek to recoup any waived fees or other operating expenses it has assumed.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

For the six months ended December 31, 2022, fees voluntarily waived by the Adviser and Transfer Agent were as follows:

	Fees waived by Adviser	Fees waived by Transfer Agent
Alabama Tax-Free Income Series	$29,756	$-0-
Kentucky Tax-Free Income Series	-0-	-0-
Kentucky Tax-Free Short-to-Medium Series	17,890	-0-
Mississippi Tax-Free Income Series	15,822	-0-
North Carolina Tax-Free Income Series	20,543	-0-
North Carolina Tax-Free Short-to-Medium Series	15,956	-0-
Tennessee Tax-Free Income Series	20,702	-0-
Tennessee Tax-Free Short-to-Medium Series	11,123	3,022
Intermediate Government Bond Series	5,147	-0-
Taxable Municipal Bond Series	13,015	3,475

In addition, each Fund has entered into a Transfer Agent and Dividend Disbursing Agent Services Agreement with the Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15 of 1% on the first $20,000,000 of average net assets and 0.12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

For the six months ended December 31, 2022, each member of the Board of Trustees that is not an “interested person” as defined in the 1940 Act (each, and “Independent Trustee”) received a fee of $40,000 per year. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statements of Operations.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2022, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls/Maturities
Alabama Tax-Free Income Series	$356,891	$4,004,667
Kentucky Tax-Free Income Series	62,663,939	94,004,171
Kentucky Tax-Free Short-to-Medium Series	2,611,760	3,507,250
Mississippi Tax-Free Income Series	460,092	2,406,595
North Carolina Tax-Free Income Series	1,798,380	12,617,077
North Carolina Tax-Free Short-to-Medium Series	1,375,353	2,346,242
Tennessee Tax-Free Income Series	1,478,093	10,855,501
Tennessee Tax-Free Short-to-Medium Series	297,377	352,722
Intermediate Government Bond Series	3,150,000	6,043,313
Taxable Municipal Bond Series	-0-	374,260

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

4.	Capital Shares

As of December 31, 2022 and June 30, 2022, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six months Ended December 31, 2022		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	67,297	$772,029	196,960	$2,464,942
Shares reinvested	12,393	139,024	21,203	259,715
Shares redeemed	(352,104)	(3,996,391)	(186,054)	(2,301,180)
Net increase/(decrease)	(272,414)	$(3,085,338)	32,109	$423,477

KENTUCKY TAX-FREE INCOME SERIES	Six months Ended December 31, 2022		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	14,148,875	$101,402,644	14,222,679	$110,952,605
Shares reinvested	815,081	5,722,714	1,593,379	12,192,407
Shares redeemed	(19,987,322)	(143,897,230)	(22,091,850)	(167,150,966)
Net decrease	(5,023,366)	$(36,771,872)	(6,275,792)	$(44,005,954)

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2022		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	708,809	$3,629,610	1,771,390	$9,291,397
Shares reinvested	35,779	181,884	69,899	369,565
Shares redeemed	(1,010,819)	(5,142,252)	(1,787,360)	(9,379,789)
Net increase/(decrease)	(266,231)	$(1,330,758)	53,929	$281,173

MISSISSIPPI TAX-FREE INCOME SERIES	Six months Ended December 31, 2022		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	32,147	$360,885	93,511	$1,129,927
Shares reinvested	3,988	43,500	7,991	94,928
Shares redeemed	(223,513)	(2,419,722)	(127,853)	(1,508,166)
Net decrease	(187,378)	$(2,015,337)	(26,351)	$(283,311)

NORTH CAROLINA TAX-FREE INCOME SERIES	Six months Ended December 31, 2022		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,291,369	$13,732,678	2,775,766	$31,815,282
Shares reinvested	100,692	1,049,486	185,936	2,127,491
Shares redeemed	(2,472,627)	(26,090,750)	(3,977,163)	(45,114,444)
Net decrease	(1,080,566)	$(11,308,586)	(1,015,461)	$(11,171,671)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

4.	Capital Shares, continued

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2022		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	94,618	$970,224	211,127	$2,249,766
Shares reinvested	7,774	80,548	13,766	149,521
Shares redeemed	(274,352)	(2,836,020)	(120,761)	(1,288,973)
Net increase/(decrease)	(171,960)	$(1,785,248)	104,132	$1,110,314

TENNESSEE TAX-FREE INCOME SERIES	Six months Ended December 31, 2022		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	226,874	$2,382,649	375,074	$4,292,365
Shares reinvested	51,136	530,642	100,146	1,122,805
Shares redeemed	(1,150,617)	(12,011,255)	(916,682)	(10,368,072)
Net decrease	(872,607)	$(9,097,964)	(441,462)	$(4,952,902)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six months Ended December 31, 2022		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	35,445	$364,356	13,467	$142,595
Shares reinvested	2,757	28,253	6,388	68,137
Shares redeemed	(36,117)	(367,054)	(127,241)	(1,344,702)
Net increase/(decrease)	2,085	$25,555	(107,386)	$(1,133,970)

INTERMEDIATE GOVERNMENT BOND SERIES	Six months Ended December 31, 2022		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	32,029	$298,156	53,838	$531,475
Shares reinvested	11,692	109,720	21,665	213,220
Shares redeemed	(93,484)	(877,290)	(144,096)	(1,419,918)
Net decrease	(49,763)	$(469,414)	(68,593)	$(675,223)

TAXABLE MUNICIPAL BOND SERIES	Six months Ended December 31, 2022		Year Ended June 30, 2022
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	2,765	$20,859	190,676	$1,881,495
Shares reinvested	9,270	69,811	27,855	271,383
Shares redeemed	(78,315)	(595,722)	(1,000,416)	(8,968,359)
Net decrease	(66,280)	$(505,052)	(781,885)	$(6,815,481)

5.	Principal Risks

State-Specific Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series,

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

5.	Principal Risks, continued

Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their respective states’ municipal securities than a fund that is not geographically concentrated in these issuers to the same extent.

Municipal Securities Risk

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities. Therefore, the investment performance of a Fund investing in municipal securities may be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less liquid than many other securities markets. This is primarily the result of lower capital commitments to the asset class by the dealer community. This may adversely affect a Fund’s ability to sell or value municipal securities it holds. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Market Risk

The market values of municipal securities held by a Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. Accordingly, the net asset value (“NAV”) of the Funds’ shares will fluctuate. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed settlement, where payment and delivery take place at a future date. Since the market price of a when-issued or delayed settlement security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Taxability Risk

The Funds’ investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Non-Diversification Risk (Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Taxable Municipal Bond Series, only)

These Funds are non-diversified, and may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Funds’ performance and share price.

Risks Associated with Health Crises

The novel coronavirus (“COVID-19”) pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Funds. Factors contributing to the economic stress on

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

5.	Principal Risks, continued

municipal issuers may include an increase in expenses associated with combatting the COVID-19 pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience. Changes in an issuer’s financial strength or changes in the credit rating assigned to an obligation may affect the market values and marketability of many or all municipal obligations of issuers in that state.

Issuer Cybersecurity Risk

Municipalities issuing securities in which the Funds invest, counterparties with which the Funds engage or transact, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses of other malicious software code; ransomware; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Funds and their shareholders could be negatively impacted as a result.

6.	Federal Income Taxes

At December 31, 2022, the Funds’ cost of investments for federal income tax purposes and the net unrealized depreciation of investments were as follows:

	Cost	Appreciation	Depreciation	Net unrealized depreciation
Alabama Tax-Free Income Series	$22,684,545	$96,562	$(1,099,401)	$(1,002,839)
Kentucky Tax-Free Income Series	843,053,254	3,799,680	(39,186,713)	(35,387,033)
Kentucky Tax-Free Short-to-Medium Series	41,102,461	44,751	(692,185)	(647,434)
Mississippi Tax-Free Income Series	7,864,661	37,153	(175,067)	(137,914)
North Carolina Tax-Free Income Series	126,266,243	352,159	(6,751,102)	(6,398,943)
North Carolina Tax-Free Short-to-Medium Series	11,308,455	16,099	(103,461)	(87,362)
Tennessee Tax-Free Income Series	63,330,692	160,568	(1,779,461)	(1,618,893)
Tennessee Tax-Free Short-to-Medium Series	4,307,460	829	(45,704)	(44,875)
Intermediate Government Bond Series	10,179,757	2,821	(371,067)	(368,246)
Taxable Municipal Bond Series	4,580,842	45,734	(588,662)	(542,928)

At June 30, 2022, the Funds’ capital loss carry-forwards available to offset future capital gains, were as follows:

	Short-term	Long-term	Total
Kentucky Tax-Free Short-to-Medium Series	$84,910	$—	$84,910
North Carolina Tax-Free Income Series	1,277,364	453,326	1,730,690
North Carolina Tax-Free Short-to-Medium Series	7,994	—	7,994
Tennessee Tax-Free Income Series	174,082	—	174,082
Tennessee Tax-Free Short-to-Medium Series	2,170	245,408	247,578
Intermediate Government Bond Series	45,103	—	45,103
Taxable Municipal Bond Series	174,265	1,333,904	1,508,169

During the year ended June 30, 2022, the following Funds utilized capital loss carry-forwards as follows:

Kentucky Tax-Free Short-to-Medium Series	$6,031
Tennessee Tax-Free Short-to-Medium Series	3,481
Intermediate Government Bond Series	6,835

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

6.	Federal Income Taxes, continued

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2022 as follows:

	Short-term	Long-term	Total
Kentucky Tax-Free Income Series	$446,441	$664,635	$1,111,076

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the six months ended December 31, 2022, the Funds did not have any reclassification of net assets.

The tax character of distributions paid for the six months ended December 31, 2022 and the year ended June 30, 2022 were as follows:

	Six months ended December 31, 2022			Year ended June 30, 2022
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$307,762	$—	$13,595	$606,402	$—	$1,658
Kentucky Tax-Free Income Series	10,512,764	—	—	22,611,319	3,399	51,268
Kentucky Tax-Free Short-to-Medium Series	365,729	—	—	703,577	—	—
Mississippi Tax-Free Income Series	111,209	—	1,327	226,994	—	20,443
North Carolina Tax-Free Income Series	1,520,722	—	—	3,205,533	—	—
North Carolina Tax-Free Short-to-Medium Series	110,290	—	—	203,455		48
Tennessee Tax-Free Income Series	859,476	—	—	1,890,340		—
Tennessee Tax-Free Short-to-Medium Series	34,484	—	—	83,245		—
Intermediate Government Bond Series	—	135,110	—	—	262,283	—
Taxable Municipal Bond Series	—	99,676	—	—	362,905	—

At June 30, 2022, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$88,143	$13,595	$(884,251)
Kentucky Tax-Free Income	—	2,460,977	—	(33,254,893)
Kentucky Tax-Free Short-to-Medium	—	29,853	—	(474,159)
Mississippi Tax-Free Income	—	35,792	1,391	(347,585)
North Carolina Tax-Free Income	—	238,395	—	(6,126,518)
North Carolina Tax-Free Short-to-Medium	—	4,532	—	(128,799)
Tennessee Tax-Free Income	—	157,709	—	(1,505,850)
Tennessee Tax-Free Short-to-Medium	—	1,089	—	(2,894)
Intermediate Government Bond	3,769	—	—	(153,447)
Taxable Municipal Bond Series	4,688	—	—	(241,782)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

6.	Federal Income Taxes, continued

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Losses
Alabama Tax-Free Income	$-0-	$(88,143)	$(870,656)
Kentucky Tax-Free Income	(1,111,076)	(2,460,977)	(34,365,969)
Kentucky Tax-Free Short-to-Medium	(84,910)	(29,853)	(559,069)
Mississippi Tax-Free Income	-0-	(35,792)	(346,194)
North Carolina Tax-Free Income	(1,730,690)	(238,395)	(7,857,208)
North Carolina Tax-Free Short-to-Medium	(7,994)	(4,532)	(136,793)
Tennessee Tax-Free Income	(174,083)	(180,906)	(1,703,129)
Tennessee Tax-Free Short-to-Medium	(247,578)	(1,089)	(250,472)
Intermediate Government Bond	(45,103)	(3,769)	(198,550)
Taxable Municipal Bond Series	(1,508,168)	(4,688)	(1,749,950)

7.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, U.S. Bank, N.A., principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. Each Fund is permitted to borrow money as a temporary measure in order to pay redeeming shareholders. The principal amounts borrowed are due on demand. The agreement expires on August 21, 2023, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Each Fund has segregated securities in order to cover potential loans.

At December 31, 2022, the Funds had an aggregate unused line of credit amount of $25,000,000. During the six months ended December 31, 2022, the average interest rate on borrowings was 6.50% and the largest borrowing amount, the date of the largest borrowing, and the daily weighted average borrowings for each Fund were as follows:

	Largest Borrowing	Date of Largest Borrowing	Weighted Average Borrowing
Alabama Tax-Free Income Series	$170,000	11/28/2022	$6,696
Kentucky Tax Free Income Series	-0-	N/A	-0-
Kentucky Tax-Free Short-to-Medium Series	224,000	11/22/2022	1,217
Mississippi Tax-Free Income Series	140,000	11/07/2022	1,364
North Carolina Tax-Free Income Series	1,366,000	12/29/2022	47,261
North Carolina Tax-Free Short-to-Medium Series	312,000	11/03/2022	2,576
Tennessee Tax-Free Income Series	762,000	09/14/2022	13,620
Tennessee Short-to-Medium Tax-Free Series	-0-	N/A	-0-
Intermediate Government Bond Series	50,000	12/21/2022	538
Taxable Municipal Bond Series	8,000	11/21/2022	71

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s custody fees. During the six months, these credits reduced each Fund’s expenses by the amount shown on each Statement of Operations as “Custodian expense reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2022

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Birth Year	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Independent Trustees:
James C. Baughman, Jr. 125 South Mill Street Lexington, KY 40507 (1962)	Trustee, Chair of Nominating and Governance Committee	Indefinite Term/ Since October 2007	President, CJN Advisors, LLC (2013 – present; business consulting); President, H&S1 KY Lexington, LLC (2017 – present; health and wellness); President, Blue Horse Entries, LLC (2014 –2021; online business support services for equestrian events)	10	Advisory Board, Community Trust Bank
Ann Rosenstein Giles 125 South Mill Street Lexington, KY 40507 (1952)	Trustee, Chair of Valuation Committee	Indefinite Term/ Since October 2011	AJ Marketing Partners (2012 – present; strategic marketing consultant)	10	N/A
Marc A. Mathews, 125 South Mill Street Lexington, KY 40507 (1958)	Chairman, Trustee, Chair of Audit Committee	Indefinite Term/ Since October 2011	Realtor, Bluegrass Sotheby’s International Realty (2021 – present); Consultant, National Association of College and University Business Officers (organization for higher education business professionals 2021 – present); Vice President for Finance and Business, Transylvania University (2009 – 2021)	10	Director, Bank of the Bluegrass
Knox van Nagell Pfister 125 South Mill Street Lexington, KY 40507 (1978)	Trustee	Indefinite Term/Since August 2019	Managing Member of Knox Consulting LLC (September 2020 – present; (project management, advocacy, and organization-optimization services); Owner, Co-Founder of Terra Firma Construction, LLC (August 2021 – present); General Counsel, Mt. Brilliant Farm and Boone Creek LLC (2017 – 2020); Sr. Director of Philanthropy UK Health Care (2016 – 2017)	10	N/A
Interested Trustees and Officers of the Trust:
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 (1962)	President, Interested Trustee	Annual Term/President, May 2018 – present; Executive Vice President, October 2005 – May 2018; Trustee since 2019	President, Dupree & Company, Inc. (2004 – present)	10	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 (1961)	Vice President, Treasurer	Annual Term/Vice President & Treasurer, (October 2022 – present); Vice President, Secretary & Treasurer, October 1999 – October 2022	Vice President, Secretary, Treasurer of Dupree & Company, Inc. (1999 – present)	N/A	N/A

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2022

Trustee and officer information, continued

Name, Address and Birth Year	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Nominee	Other Directorships Held by Trustee or Nominee During Past Five Years
Huston B. Combs 125 South Mill Street Lexington, KY 40507 (1976)	Vice President, Secretary	Annual Term/Vice President & Secretary (October 2022 – present);Vice President (May 2018 – October 2022)	Attorney/Registered Representative Dupree & Company, Inc. (2017 – present)	N/A	N/A
Vincent Harrison 125 South Mill Street Lexington, KY 40507 (1971)	Assistant Secretary & Assistant Treasurer	Annual Term/October 2015 – present	Vice President of Dupree & Company, Inc. (2016 – present)	N/A	N/A
Martin Dean Ultimus Fund Solutions, LLC 225 Pictoria Drive Suite 450 Cincinnati, OH 45246 (1963)	Chief Compliance Officer	Annual Term/ August 2017 – present	Senior Vice President, Head of Fund Compliance, Ultimus Fund Solutions, LLC (January 2016 – present)	N/A	N/A

(1)	Allen E. Grimes, III is considered to be an “interested person” as defined in section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Adviser.

As of December 31, 2022, none of the Independent Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent year ended June 30, 2022, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the six months ended December 31, 2022, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period.

The complete listing of each Fund’s portfolio holdings is available on the Commission’s website at http://www.sec.gov and will be made available to shareholders upon request by calling (800) 866-0614.

Renewal of Advisory Agreements:

At a meeting held on October 27, 2022, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Adviser and the Trust with respect to each of the Funds. In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to each Fund and its respective Advisory Agreement.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2022

Renewal of Advisory Agreements, continued

Nature, Quality and Extent of Services. The Board reviewed the Adviser’s experience and the capabilities of its personnel. The Board discussed the Adviser’s compliance program and its business continuity and disaster recovery plans. The Board noted that the Trust has delegated certain compliance program responsibilities to Dupree including liquidity analysis and reporting, valuation of the Funds’ portfolio securities, and administration of the Trust’s anti-money laundering program. After considering the personnel involved in servicing each of the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

Performance. The Board reviewed performance for each of the Funds over the 1-Year, 5-Year and 10-Year periods, relative to applicable benchmarks, peer groups and Morningstar categories, noting that the Funds generally outperformed the applicable benchmarks, peer groups and Morningstar categories for the most recent 1-Year period. The Board also noted that the Funds also generally outperformed their peer groups and Morningstar categories for the 5-Year and 10-Year periods, but generally underperformed the applicable benchmarks for the 5-Year and 10-Year periods. The Board noted the Adviser’s explanation that the underperformance relative to the benchmark was due to the fact that the indices do not reflect fund fees or expenses. The Board observed that the Intermediate Government Bond Series outperformed its benchmark for all periods. The Board noted the Adviser’s explanation that the Taxable Municipal Bond Series underperformed due to market factors and a longer duration relative to its benchmark, peer group and Morningstar category. The Board concluded that Fund performance was satisfactory. The Board considered the Adviser’s methodology to select the peer groups, noting no material changes in the Adviser’s selection process or peer group composition relative to the previous year, with the exception of the peer group for the Tennessee Tax-Free Income Series, which comprise of similar single-state funds outside of Tennessee.

Fees and Expenses. The Board reviewed the range of advisory fees paid by the Funds to the Adviser and the total operating expenses of each Fund. The Board turned its attention to materials previously provided by the Adviser that compared the investment advisory fees assessed to the Funds with each Fund’s peer group and the appropriate Morningstar category averages. The Board noted that the advisory fees for the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series and the Intermediate Government Bond Series were below the peer group and Morningstar category averages. The Board also noted that the advisory fee for the other Funds were higher than the peer groups and Morningstar category averages but were within the range of fees charged by funds in the peer groups and Morningstar categories. The Board noted the Adviser’s explanation that the slightly higher fees were due to the smaller size of the Funds as compared to the size of the funds comprising the peer group and Morningstar categories. The Board turned its attention to total operating expenses and observed that the average expense ratios for all Funds, after voluntary fee waivers and reimbursements, were equal to or lower than the average expense ratios of the peer groups and Morningstar categories, with the exception of the Tennessee Tax-Free Income Series whose average expense ratio is higher than the peer group average and the Taxable Municipal Bond Series whose average expense ratio is higher than the Morningstar category average. The Board observed that the voluntary fee waivers and expenses reimbursements would remain in place for an additional one-year period. The Board reviewed the advisory fee breakpoints currently in place for all Funds. After considering the comparative data as described above, the Board concluded that the advisory fees and expense ratios were reasonable.

Economies of Scale and Profitability. In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s unaudited balance sheet for the six-months ending June 30, 2022, and a Statement of Income and Expenses for the six-months ending June 30, 2022. The Board reviewed the net profit margins realized on each Fund. The Board noted the Adviser’s explanation regarding the allocation of revenues and expenses, specifically noting that 100% of marketing expenses are allocated to the Adviser. The Board considered the methodology used by the Adviser in determining profitability.

The Board discussed the transfer agency fees earned by the Adviser for services provided to the Funds pursuant to the Transfer Agent and Dividend Disbursing Agent Services Agreement. The Board noted the Adviser’s explanation that the transfer agency fees earned by the Adviser reflected its service to the Funds’ direct shareholders and the coordination of trading and settlement issues for all shareholders. The Board also observed that unlike other service providers, Adviser does not charge separately for fund accounting and fund administration services. Rather, such services are included in the transfer agency fee. The Board discussed the level and quality of services provided to shareholders by the Adviser. The Board also discussed the net profit margins realized by the Adviser on each Fund under the Transfer Agent and Dividend Disbursing Agent Services Agreement. After further discussion, the Board concluded the level of profit realized by the Adviser in connection with its advisory services provided to the Funds was not excessive.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2022

Renewal of Advisory Agreements, continued

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board determined that the Investment Advisory Agreement was fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that renewal of the Investment Advisory Agreement would be in the best interests of the Funds.

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2022

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur ongoing costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized December 31, 2022	Beginning Account Value July 1, 2022*	Ending Account Value December 31, 2022**	Expenses Paid During the Six Months Ended December 31, 2022
Alabama Tax-Free Income Series
Actual	.70%	$1,000.00	$997.98	$3.56
Hypothetical	.70	1,000.00	1,025.21	3.61
Kentucky Tax-Free Income Series
Actual	.59	1,000.00	1,002.27	2.99
Hypothetical	.59	1,000.00	1,025.21	3.02
Kentucky Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,001.36	3.56
Hypothetical	.70	1,000.00	1,025.21	3.60
Mississippi Tax-Free Income Series
Actual	.70	1,000.00	998.74	3.53
Hypothetical	.70	1,000.00	1,025.21	3.57
North Carolina Tax-Free Income Series
Actual	.70	1,000.00	1,000.30	3.57
Hypothetical	.70	1,000.00	1,025.21	3.61
North Carolina Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	1,000.10	3.56
Hypothetical	.70	1,000.00	1,025.21	3.61
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	1,000.33	3.56
Hypothetical	.70	1,000.00	1,025.21	3.61
Tennessee Tax-Free Short-to-Medium Series
Actual	.70	1,000.00	999.55	3.56
Hypothetical	.70	1,000.00	1,025.21	3.61

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

December 31, 2022

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized December 31, 2022	Beginning Account Value July 1, 2022*	Ending Account Value December 31, 2022**	Expenses Paid During the Six Months Ended December 31, 2022
Intermediate Government Bond Series
Actual	.70%	$1,000.00	$995.87	$3.56
Hypothetical	.70	1,000.00	1,025.21	3.61
Taxable Municipal Bond Series
Actual	.70	1,000.00	963.35	3.48
Hypothetical	.70	1,000.00	1,025.21	3.59

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period multiplied by [184/365] (to reflect one-half year period).

Item 2. Not applicable.

Item 3. Not applicable.

Item 4. Not applicable.

Item 5. Not applicable.

Item 6.

(a)	Included as part of Item 1.
(b)	Not applicable.

Item 7. Not applicable.

Item 8. Not applicable.

Item 9. Not applicable.

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Not applicable.

Item 13. Exhibits

(a)

(1)	Not applicable.
(2)	Certifications
(3)	Not applicable.
(4)	Not applicable.
(b)	Certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Treasurer

Date: February 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Allen E. Grimes, III
Allen E. Grimes, III,
President

Date: February 24, 2023

By:	/s/ Michelle M. Dragoo
Michelle M. Dragoo, Vice President, Treasurer

Date: February 24, 2023